ORCHARD SERIES FUND
                             8515 East Orchard Road
                            Englewood, Colorado 80111


TO THE SHAREHOLDERS OF ORCHARD SERIES FUND:

Orchard Series Fund commenced operations on February 3, 1997. During the period from inception to October 31, 1997, the U.S. financial markets have been volatile. Among the factors contributing to this volatility are: global events, particularly the economic and financial upheaval occurring in the Pacific Rim; a decline of long-term interest rates and high stock valuation levels.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. For intermediate investment time frames, short-term market volatility may have more of any impact on investments and if your time horizon is less than a year, you may wish to consider options which seek income and maintain a relatively stable share price.

But, no matter what you time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. While this strategy known as dollar cost averaging - won't assure a profit or protect you from loss in a declining market, it should help you lower the average cost of your purchases.

If you have questions, please call us so we may provide you the information you need to make the investments that are right for you.

The investment adviser for Orchard Series Fund is GW Capital Management, LLC.

Orchard Series Fund offers six funds and a review of these funds is provided with this annual report.



This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

Orchard Preferred Stock Fund

The Orchard Preferred Stock Fund commenced operations on February 3, 1997. The Fund is invested exclusively in issues of preferred stock eligible for the corporate dividends received deduction (DRD). Since the majority of preferred stock issues carry a fixed dividend rate, prices of these securities move in an inverse manner with interest rates, much like the price of other fixed income
(bond) investments. The Fund benefited on a total return basis from a declining interest rate environment experienced over the past year. Dividends paid on traditional DRD preferred stock are not deductible for tax purposes for the issuing corporation. In the declining rate environment experienced over the past decade, DRD preferred issues have become a high cost source of capital for issuers. Corporations have responded by issuing a new type of preferred security with dividends that are deductible before taxes, but are not eligible for the DRD by corporate investors. At the same time, corporations are redeeming and/or calling when possible outstanding issues of DRD-eligible preferred stock. The result of this is a market for DRD preferred stocks that carries a stronger bid than fundamentals would suggest. Merrill Lynch, purveyor of the Preferred Stock Index benchmark used for the Fund, responded to this development in the market by overhauling the index in July, 1997 to include approximately 80% issues which are not DRD-eligible. The non-DRD-eligible sector of the preferred stock market outperformed the DRD-eligible sector during 1997. The Orchard Preferred Stock Fund is restricted to DRD-eligible issues, so a direct comparison of the Fund performance to that of ht index is not completely appropriate. However, the Merrill Lynch Preferred Stock Index is the only available benchmark for the preferred stock market place. Therefore, the Merrill Lynch index will continue as the benchmark for the Fund.


---------------------------------------------
                    $10,704.51
                    (Merrill Lynch Fixed Rate
                         Preferred Index)

                    $ 10,604.40
$10,500              (Orchard Preferred Stock)
---------------------------------------------


$10,000
---------------------------------------------
2/3/97               10/31/97


Total Return since Inception:       8.14%*
Fund Inception: February 3, 1997

*Annualized
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Orchard Index 500 Fund

1997 was a stellar year for the S&P 500 Index. The Index ended at the 914.62 level up 25.31% YTD on a total return basis. The Dow Jones Industrial Average hit an all time high of 8299.49 on August 7, 1997. Since then, concerns about earnings and the Asian currency turmoil have put a damper on large cap stocks. Alan Greenspan has been content to sit on interest rate policy to date, creating a steady domestic operating environment.


---------------------------------------------
                         $11,795.00
                         (S&P 500 Index)
                     $11,737.90
$11,000                (Orchard 500 Index)
---------------------------------------------


$10,000
---------------------------------------------
2/3/97               10/31/97


Total Return since Inception:       23.81%*
Fund Inception:  February 3, 1997

*Annualized
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Orchard Index 600 Fund

Small cap stocks regained some respectability in 1997. The S&P 600 Index was up 24.00% YTD on a total return basis. This was despite negative performance in the semiconductor, instrumentation and peripheral industry groups. Airlines, retail and consumer finance were the winning industry groups. The S&P 600 hit an all time high on October 13, 1997 of 192.98, only to fall victim to the Asian currency crises later in the month. The small cap category of stocks continues to benefit from low and steady interest rates.


---------------------------------------------
                         $12,197.00
                          (S&P 600 Index)
                      $12,146.30
$12,000                (Orchard 600 Index)
---------------------------------------------


$10,000
---------------------------------------------
2/3/97               10/31/97

Total Return since Inception:       29.59%*
Fund Inception:  February 3, 1997

*Annualized
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Orchard Index European Fund

The Financial Times/S&P European Large Cap Index gave a middle of the road performance in relation to other indices for the year. Year-to-date total return was 19.47%. One-year volatility for European stocks rose from a level of 8 at the beginning of the year to a level of 12 after the Asian currency crises hit. A strengthening dollar cut down phenomenal local returns.

---------------------------------------------
                         $11,896.00
                         (Financial Times S&P
                         Actuaries World Index)
                      $11,647.20
$11,000                (Orchard European Index)
---------------------------------------------


$10,000
---------------------------------------------
2/3/97               10/31/97

Total Return since Inception:       22.57%*
Fund Inception:  February 3, 1997

*Annualized
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Orchard Index Pacific Fund

The Financial Times/S&P Pacific Large Cap Index was down 19.89% YTD on a total return basis. Asia is where the action was in 1997. The bursting of the speculative bubble in real estate in Thailand was the spark that set off the Asian currency crisis. The crisis spread to Indonesia, Malaysia and the Philippines. There was even a run on the Hong Kong dollar which was successfully defended by the Chinese. Japanese financial institutions were damaged by the turmoil due to their heavy loan exposure to the region. This crisis is affecting markets worldwide.


---------------------------------------------

$10,000
---------------------------------------------
              $9,333.00 (Orchard Pacific Index)
                 $9,169.00 (Financial Times
                  S&P Actuaries World Index)

$9,000
---------------------------------------------
2/3/97               10/31/97


Total Return since Inception:       %*
Fund Inception:  February 3, 1997

*Annualized
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                             THE ORCHARD SERIES FUND

                 Financial  Statements  and Financial  Highlights for the Period
            February 3, 1997 (Inception) to October 31, 1997

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, and Orchard Preferred Stock Fund, portfolios of Orchard Series Fund, as of October 31, 1997, the related statements of operations, and the statements of changes in net assets and financial highlights for the period indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, and Orchard Preferred Stock Fund, portfolios of Orchard Series Fund, at October 31, 1997, and the results of their operations, the changes in their net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.







December 5, 1997


THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND
LIABILITIES
OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------

                                        ORCHARD     ORCHARD      ORCHARD       ORCHARD      ORCHARD       ORCHARD
                                       INDEX 500   INDEX 600      INDEX       INDEX          MONEY       PREFERRED
                                                                 EUROPEAN      PACIFIC      MARKET
                                          FUND       FUND          FUND         FUND         FUND        STOCK FUND
                                       ----------  ----------  -------------  ----------  ------------  -------------
ASSETS:
Investments at value:
    Short-term investments           $ 1,095,658             $ 2,556,202    $ 3,236,625 $ 3,034,517
    Common stocks                      491,923,17$ 5,424,843   59,131,836     44,745,833
    Preferred stocks                                            352,427                               $ 4,202,664

                                       ----------
                                                   ----------  -------------  ----------  ------------  -------------
   Total investments (cost
   $506,710,257; $4,617,270;           493,018,829 5,424,843   62,040,465     47,982,458  3,034,517     4,202,664
   $60,710,425; $59,480,978;
   $3,034,517; $4,136,443)


Cash                                    704,375      29,492     674,288        608,129      71,105        35,168
Dividends and interest receivable       206,951       1,762      85,056        148,816       6,315         7,447
Subscriptions receivable                                 26                                                   26
Receivables for investments sold                     20,210
                                       ----------  ----------  -------------  ----------  ------------  -------------

       Total assets                    493,930,155 5,476,333   62,799,809     48,739,403  3,111,937     4,245,305
                                       ----------  ----------  -------------  ----------  ------------  -------------

LIABILITIES:
  Dividend payable
  Due to GW Capital Management           34,555       2,919      64,906         53,551       1,210         3,219
  Redemptions payable                   336,286                  43,305         57,438
  Payables for investments purchased    692,982       3,495     544,020        183,483
                                       ----------  ----------  -------------  ----------  ------------  -------------

        Total liabilities              1,063,823      6,414     652,231        294,472       1,210         3,219
                                       ----------  ----------  -------------  ----------  ------------  -------------

NET ASSETS                           $ 492,866,33$ 5,469,919 $ 62,147,578   $ 48,444,931$ 3,110,727   $ 4,242,086
                                       ==========  ==========  =============  ==========  ============  =============

NET ASSETS REPRESENTED BY:
  Capital stock, no par value        $ 506,558,76$ 4,515,098 $ 60,809,185   $ 59,943,452$ 3,110,727   $ 4,184,863
  Net unrealized appreciation          (13,691,428) 807,573     186,821       (9,136,965)                 66,221
(depreciation) on investments
  Accumulated net short-term             (1,000)    147,248       8,353             (1)                   (8,998)
realized gain (loss) on investments
  Net unrealized appreciation
(depreciation) on translation of
     assets and liabilities                                    1,143,219      (2,361,555)
denominated in foreign currencies
                                       ----------  ----------  -------------  ----------  ------------  -------------

NET ASSETS                           $ 492,866,33$ 5,469,919 $ 62,147,578   $ 48,444,931$ 3,110,727   $ 4,242,086
                                       ==========  ==========  =============  ==========  ============  =============

NET ASSET VALUE PER OUTSTANDING      $    11.6936$    12.1191$    11.6147   $     9.3167$     1.0000  $    10.1372
SHARE
                                       ==========  ==========  =============  ==========  ============  =============

SHARES OF CAPITAL STOCK OUTSTANDING:   42,148,295   451,349    5,350,769      5,199,803   3,110,727      418,466

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
FOR THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------

                                               ORCHARD   ORCHARD     ORCHARD       ORCHARD      ORCHARD      ORCHARD
                                               INDEX     INDEX        INDEX         INDEX     MONEY MARKET  PREFERRED
                                                 500       600       EUROPEAN      PACIFIC
                                                 FUND      FUND        FUND         FUND          FUND     STOCK FUND
                                               --------- --------- ------------  -----------  ------------ -----------
INVESTMENT INCOME:

    Interest                                    $ 2,613   $ 2,554    $ 52,427     $  78,232    $121,136    $  5,953
    Dividends                                   267,224    29,971     457,051       253,874                 205,885
    Less:  Foreign withholding tax                 (292)       (8)    (63,195)       (8,872)
                                               --------- --------- ------------  -----------  ------------ -----------

        Total income                            269,545    32,517     446,283       323,234      121,136    211,838
                                               --------- --------- ------------  -----------  ------------ -----------

EXPENSES:
    Salaries                                                            1,440         1,440        1,440
    Legal and SEC fees                                                  1,105           978          125
    Directors' fees                                                       436           386           49
    Audit fees                                                         10,248        10,252        4,219
    Investment administration                                          90,537        90,538       22,635
    Bank and custodial fees                                            37,780        32,811        1,613
    Other expenses                                                     24,335        24,282          457
    Management fee                               53,983    21,804     219,272       198,749        4,526     27,297
                                               --------- --------- ------------  -----------  ------------ -----------

       Total expenses                            53,983    21,804     385,153       359,436       35,064     27,297

Less amount paid by GW Capital Management                             122,027       120,937       24,655
                                               --------- --------- ------------  -----------  ------------ -----------

        Net expenses                             53,983    21,804     263,126       238,499       10,409     27,297
                                               --------- --------- ------------  -----------  ------------ -----------

NET INVESTMENT INCOME                           215,562    10,713     183,157        84,735      110,727    184,541
                                               --------- --------- ------------  -----------  ------------ -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net short-term realized gain (loss) on         (1,000)  147,248       8,353            (1)                 (8,998)
investments
  Change in net unrealized appreciation      (13,691,428) 807,573     186,821    (9,136,965)                 66,221
(depreciation) on investments
  Change in net unrealized appreciation
(depreciation) on translation of
    assets and liabilities denominated in                           1,143,219    (2,361,555)
foreign currencies
                                               --------- --------- ------------  -----------  ------------ -----------

       Net change in realized and unrealized
appreciation (depreciation) on               (13,692,428)  954,821   1,338,393    (11,498,521)                57,223
        investments
                                               --------- --------- ------------  -----------  ------------ -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING
FROM OPERATIONS                              (13,476,866) $965,534 $ 1,521,550  $ (11,413,786) $  110,727  $ 241,764
                                               ========= ========= ============  ===========  ============ ===========




See notes to financial statements

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                          ORCHARD     ORCHARD      ORCHARD       ORCHARD      ORCHARD      ORCHARD
                                         INDEX 500   INDEX 600      INDEX         INDEX     MONEY MARKET  PREFERRED
                                                                  EUROPEAN       PACIFIC
                                            FUND        FUND        FUND          FUND          FUND      STOCK FUND
                                         ----------- ----------  -----------    -----------  ----------  ------------

INCREASE IN  NET ASSETS:

OPERATIONS:
  Net investment income                    215,562      10,713     183,157   $     84,735    110,727       184,541
  Net short-term realized gain (loss)       (1,000)    147,248       8,353            (1)                  (8,998)
on investments
  Change in net unrealized               (13,691,428)  807,573     186,821     (9,136,965)                 66,221
appreciation (depreciation) on
investments
  Change in net unrealized
appreciation (depreciation) on                                   1,143,219     (2,361,555)
translation
   of assets and liabilities
denominated in foreign currencies
                                         ----------- ----------- ------------  ------------ ------------- -----------

  Net increase (decrease) in net         (13,476,866)  965,534   1,521,550     (11,413,786)  110,727       241,764
assets resulting from operations
                                         ----------- ----------- ------------  ------------ ------------- -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income              (215,562)    (10,713)   (183,157)       (84,735)  (110,727)      (184,541)
                                         ----------- ----------- ------------  ------------ ------------- -----------

      Total distributions                 (215,562)    (10,713)   (183,157)       (84,735)  (110,727)
                                                                                                           (184,541)
                                         ----------- ----------- ------------  ------------ ------------- -----------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares      506,935,891 4,504,385   61,503,150    60,643,718   3,000,000      4,000,322
  Reinvestment of distributions            215,562      10,713     183,157         84,735    110,727       184,541
  Cost of shares redeemed                 (592,693)               (877,122)      (785,001)
                                         ----------- ----------- ------------  ------------ ------------- -----------
    Net increase in net assets
resulting from
    share transactions                   506,558,760 4,515,098   60,809,185    59,943,452   3,110,727      4,184,863
                                         ----------- ----------- ------------  ------------ ------------- -----------

      Total increase in net assets       492,866,332 5,469,919   62,147,578    48,444,931   3,110,727      4,242,086
                                         ----------- ----------- ------------  ------------ ------------- -----------

NET ASSETS:
  Beginning of period                            0           0           0              0          0       0
                                         =========== =========== ============  ============ ============= ===========
  End of period                          492,866,332   5,469,919   62,147,578  $ 48,444,931   3,110,727      4,242,086
                                         =========== =========== ============  ============ ============= ===========

OTHER INFORMATION:

SHARES:
  Sold                                   42,180,500    450,337   5,408,490     5,262,973    3,000,000      400,031
  Issued in reinvestment of                 18,642       1,012      15,769         9,095     110,727       18,435
distributions
  Redeemed                                 (50,847)                (73,490)      (72,265)
                                         ----------- ----------- ------------  ------------ ------------- -----------

  Net increase                           42,148,295    451,349   5,350,769     5,199,803    3,110,727      418,466
                                         =========== =========== ============  ============ ============= ===========

See notes to financial statements.

THE ORCHARD SERIES FUND

ORCHARD INDEX 500 FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to October 31, 1997 is as follows:


Net Asset Value, Beginning of Period             10.0000

Income From Investment Operations

Net investment income                             0.0388

Net realized and unrealized gain                  1.6936
                                            -------------

Total Income From Investment Operations           1.7324

Less Distributions

From net investment income                       (0.0388)
                                            -------------

Total Distributions                              (0.0388)
                                            -------------

Net Asset Value, End of Period                   11.6936
                                            =============

Total Return                                     17.38%

Net Assets, End of Period                   492,866,332

Average Commission Rate Paid Per Share            0.0318
Bought or Sold

Ratio of Expenses to Average Net Assets           0.60%*

Ratio of Net Investment Income to Average         1.67%*
Net Assets

Portfolio Turnover Rate                           0.45%





*Annualized

                                                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to October 31, 1997 is as follows:


Net Asset Value, Beginning of Period             10.0000

Income From Investment Operations

Net investment income                             0.0238

Net realized and unrealized gain                  2.1191
                                            -------------

Total Income From Investment Operations           2.1429

Less Distributions

From net investment income                       (0.0238)
                                            -------------

Total Distributions                              (0.0238)
                                            -------------

Net Asset Value, End of Period                   12.1191

Total Return                                     21.46%

Net Assets, End of Period                     5,469,919

Average Commission Rate Paid Per Share            0.0345
Bought or Sold

Ratio of Expenses to Average Net Assets           0.60%*

Ratio of Net Investment Income to Average         0.30%*
Net Assets

Portfolio Turnover Rate                          21.58%


*Annualized


                                                                (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to October 31, 1997 is as follows:


Net Asset Value, Beginning of Period             10.0000

Income From Investment Operations

Net investment income                             0.0343

Net realized and unrealized gain                  1.6147
                                            -------------

Total Income From Investment Operations           1.6490

Less Distributions

From net investment income                       (0.0343)
                                            -------------

Total Distributions                              (0.0343)
                                            -------------

Net Asset Value, End of Period                   11.6147
                                            =============

Total Return                                     16.47%

Net Assets, End of Period                    62,147,578

Average Commission Rate Paid Per Share            0.0639
Bought or Sold

Ratio of Expenses to Average Net Assets           1.20%*

Ratio of Net Investment Income to Average         0.83%*
Net Assets

Portfolio Turnover Rate                           5.69%


*Annualized


                                                                  (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to October 31, 1997 is as follows:


Net Asset Value, Beginning of Period             10.0000
Income From Investment Operations

Net investment income                             0.0163

Net realized and unrealized (loss)               (0.6833)
                                            --------------

Total (Loss) From Investment Operations          (0.6670)

Less Distributions

From net investment income                       (0.0163)
                                            --------------

Total Distributions                              (0.0163)
                                            --------------

Net Asset Value, End of Period                    9.3167
                                            ==============

Total Return                                     (6.67%)

Net Assets, End of Period                    48,444,931

Average Commission Rate Paid Per Share            0.0093

Ratio of Expenses to Average Net Assets           1.20%*

Ratio of Net Investment Income to Average         0.42%*
Net Assets

Portfolio Turnover Rate                           0.04%


*Annualized


                                                                    (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to October 31, 1997 is as follows:


Net Asset Value, Beginning of Period              1.0000

Income From Investment Operations

Net investment income                             0.0363
                                            -------------

Total Income From Investment Operations           0.0363

Less Distributions

From net investment income                       (0.0363)
                                            -------------

Net Asset Value, End of Period                    1.0000
                                            =============

Net Assets, End of Period                     3,110,727

Ratio of Expenses to Average Net Assets           0.46%*

Ratio of Net Investment Income to Average         4.88%*
Net Assets



*Annualized




                                                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to October 31, 1997 is as follows:


Net Asset Value, Beginning of Period             10.0000

Income From Investment Operations

Net investment income                             0.4544

Net realized and unrealized gain                  0.1372
                                            -------------

Total Income From Investment Operations           0.5916

Less Distributions

From net investment income                       (0.4544)
                                            -------------

Total Distributions                              (0.4544)
                                            -------------

Net Asset Value, End of Period                   10.1372
                                            =============

Total Return                                      6.04%

Net Assets, End of Period                     4,242,086

Ratio of Expenses to Average Net Assets           0.90%*

Ratio of Net Investment Income to Average         6.07%*
Net Assets

Portfolio Turnover Rate                          10.05%


*Annualized


                                                                   (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
-------------------------------------------------------------------------------

1.    ORGANIZATION

      The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust offers six separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, and Orchard Preferred Stock Fund.

      Initial capitalization of $100,000 for each Fund was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Additional capitalization from GWL&A was received on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund, $3,900,000 for Orchard Preferred Stock Fund, and $4,400,000 each for Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, and Orchard Index Pacific Fund. At October 31, 1997, GWL&A's investment in the Portfolios totaled $18,310,171.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of the significant  accounting  policies of the
Fund:

      Security  Valuation - Securities traded on national  securities  exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

      Dividends - Dividends from investment income of the Orchard Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Orchard Preferred Stock Fund are declared and reinvested quarterly. Dividends from investment income of the Orchard Index 500 and Orchard Index 600 Funds are declared and reinvested semi-annually while dividends from investment income of the Orchard Index Pacific and Orchard Index European Funds are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

      Security Transactions - Security Transactions are accounted for on the date investments are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

     Foreign Currency Translation - The accounting records of the Orchard Index European and Orchard Index Pacific Funds are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Orchard Index European and Orchard Index Pacific Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Orchard Index European and Orchard Index Pacific Funds and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Federal Income Taxes - For federal income tax purposes, each Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


3.    INVESTMENT ADVISORY AGREEMENT

      GW Capital Management, Inc. ("Capital Management"), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Fund's investments and handling their business affairs.

      As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Orchard Money Market Fund, .90% of the average daily net assets of the Orchard Preferred Stock Fund, .60% of the average daily net assets of the Orchard Index 500 and Orchard Index 600 Funds and 1.00% of the average daily net assets of the Orchard Index Pacific and Orchard Index European Funds.

      Subject to revision, Capital Management has voluntarily agreed to reimburse the Orchard Index Pacific Fund, the Orchard Index European Fund, and the Orchard Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not eligible for reimbursement.

4.    OTHER RELATED PARTY TRANSACTIONS

      One Orchard Equities ("OOE"), a wholly-owned subsidiary of One Corporation ("One"), which is a wholly-owned subsidiary of GWL&A , distributes and markets the Trust's Funds. Financial Administrative Services Corporation ("FASCORP"), a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.    CAPITAL STOCK

      The Trust has authorized capital of an unlimited number of shares with no stated par value for each portfolio in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.    UNREALIZED APPRECIATION (DEPRECIATION)

      Gross unrealized appreciation (depreciation) of securities is as follows as of October 31, 1997:


               Orchard      Orchard      Orchard      Orchard      Orchard
              Index 500    Index 600    Index        Index        Preferred
                                         European     Pacific
                 Fund         Fund         Fund        Fund      Stock Fund
              ------------ -----------  -----------  ----------  ------------


 Gross        1,711,576    1,051,808    3,516,083     208,907       81,949

 Gross        (15,403,004) (244,235)    (2,186,043)  (11,707,427)  (15,728)
 depreciation
              ------------ -----------  -----------  ----------  ------------

 Net
 unrealized

 appreciation (13,691,428)  807,573     1,330,040    (11,498,520)   66,221

 (depreciation)
              ============ ===========  ===========  ==========  ============

The Orchard Series Fund

Orchard Index European Fund

COMMON STOCK

AUSTRIA              --- 0.5%

ELECTRIC
        192 EVN-Energie Versorgung AG*                                    22,342
        254 Oest Elektrizitaetswirtschafts-AG*                            20,237
                                                                         $42,579

FOREIGN BANKS
        582 Bank Austria AG*                                              27,952
        126 Bank Austria AG-Vorzug*                                        5,936
        482 Creditanstalt - Bankierein*                                   31,988
         12 Creditanstalt - Bankverein PC Ptg Certs*                       2,084
        207 Creditanstalt - Bkverein Vorzu*                               11,736
                                                                         $79,696

INDUSTRIAL PRODS & SVCS
        252 VA Technologie AG*                                            44,840
                                                                         $44,840

MFTG - INDUSTRIAL PRODS
        554 Voest-Alpine Stahl AG*                                        24,038
        146 Wienerberger Baust*                                           29,291
                                                                         $53,329

OIL & GAS
        454 Omv AG*                                                       64,725
                                                                         $64,725

TOTAL AUSTRIA              --- 0.5%                                     $285,169

BELGIUM              --- 2.1%

CREDIT INSTITUTIONS
      1,200 Societe Generale de Belgique                                 108,833
                                                                        $108,833

ELECTRIC
        950 Electrabel                                                   213,258
      1,399 Tractebel Inv International                                  119,197
                                                                        $332,455

FINANCIAL SERVICES
        754 Fortis AG                                                    143,138
                                                                        $143,138

FOREIGN BANKS
        350 BQE Brux Lambert                                              89,018
        300 Generale de Banque                                           122,733
        214 Kredietbank NV Series A                                       89,810
         50 Kredietbank NV Series B*                                      20,808
                                                                        $322,369

INSURANCE
          4 Fortis AG*                                                         1
        270 Royale Belge                                                  71,485
                                                                         $71,486

MFTG - INDUSTRIAL PRODS
      1,500 Solvay SA                                                     90,412
                                                                         $90,412

OIL & GAS
        650 Electrafina SA*                                               60,416
        400 Petrofina SA                                                 147,307
                                                                        $207,723

TOTAL BELGIUM              --- 2.1%                                   $1,276,416

DENMARK              --- 1.2%

COMMUNICATIONS
      1,056 Tele Danmark A/S                                              62,104
                                                                         $62,104

CONSUMER SERVICES
      1,078 Novo-Nordisk A/S                                             116,916
         15 Sophus Berendsen A/S Series A                                  2,268
        335 Sophus Berendsen A/S Series B                                 50,661
                                                                        $169,845

FINANCIAL SERVICES
        784 Unidanmark                                                    53,054
                                                                         $53,054

FOREIGN BANKS
        504 BG Bank AS*                                                   32,460
        900 Den Danske Bank AS                                           101,735
                                                                        $134,195

INSURANCE
         15 Codan Forsikring                                               2,314
                                                                          $2,314

MFTG - CONSUMER PRODS.
        594 Carlsberg Series A*                                           30,851
        198 Carlsberg Series B*                                           10,435
      1,009 Danisco A/S                                                   57,182
                                                                         $98,468

MFTG - INDUSTRIAL PRODS
          2 A/S Dampskibsselskabet Svendborg*                            122,205
          2 D/S 1912*                                                     87,071
                                                                        $209,276

TOTAL DENMARK              --- 1.2%                                     $729,256

FINLAND              --- 1.2%

COMMUNICATIONS
      1,500 Nokia Oyj Series K                                           130,249
                                                                        $130,249

ELECTRONICS - HIGH TECH
      3,500 Nokia AB Series A                                            306,286
                                                                        $306,286

FOREIGN BANKS
     13,000 Merita Ltd Series A                                           63,677
        100 Merita Ltd Series B                                              484
                                                                         $64,161

MFTG - CONSUMER PRODS.
        500 Cultor OY*                                                    27,105
        300 Huhtamaki Group Class I*                                      12,371
        500 Orion Yhtyma Oy Class A*                                      18,393
        400 Orion Yhtyma Oy Class B*                                      14,792
                                                                         $72,661

MFTG - INDUSTRIAL PRODS
        900 Kemira OY*                                                     9,148
        700 Metra OY Class B*                                             18,702
      1,400 Outokumpu OY                                                  20,871
         13 Rauma OY*                                                        244
      4,900 UPM-Kymmene Corp                                             109,192
      1,300 Valmet Corp                                                   20,387
                                                                        $178,544

TOTAL FINLAND              --- 1.2%                                     $751,901

FRANCE               --- 9.9%

AGRICULTURE
         50 Eridania Beghin-SA                                             7,196
                                                                          $7,196

COMMUNICATIONS
        510 Canal Plus                                                    88,788
      5,000 France Telecom SA*                                           189,267
                                                                        $278,055

CONSUMER SERVICES
        550 Accor                                                        102,428
      1,100 Havas                                                         72,481
        375 Pin-Printemps-Redo*                                          171,536
      1,750 Sanofi SA                                                    166,291
                                                                        $512,736

CREDIT INSTITUTIONS
         19 Compagnie de Suez*                                                49
                                                                             $49

ELECTRONICS - HIGH TECH
      2,700 Alcatel Alsthom (Cie Gen El)                                 325,854
                                                                        $325,854

FOREIGN BANKS
      3,500 Banque Nationale de Paris                                    154,760
      1,550 Societe Generale                                             212,329
                                                                        $367,089

HOLDING & INVEST. OFFICES
      2,075 Cie Fin Paribas                                              150,723
                                                                        $150,723

INSURANCE
      5,600 AXA                                                          383,562
                                                                        $383,562

MFTG - CONSUMER PRODS.
        700 Christian Dior                                                77,683
      1,200 Danone                                                       183,527
      1,460 LVMH Moet Hennessy                                           248,101
      2,000 Michelin (CGDE)                                              102,618
        320 Promodes                                                     104,207
        800 Synthelabo*                                                   94,191
                                                                        $810,327

MFTG - INDUSTRIAL PRODS
      1,225 Air Liquide                                                  190,112
      4,000 Renault (Regie NTL)*                                         111,323
      5,500 Rhone-Poulenc SA                                             239,856
      2,300 Schneider SA*                                                122,837
        100 Usinor Sacilor                                                 1,656
                                                                        $665,784

OIL & GAS
      4,600 Elf Aquitaine SA                                             569,516
      4,050 Total SA                                                     449,454
                                                                      $1,018,970

RETAIL TRADE
        645 Carrefour                                                    336,648
        200 Cie Gen de Eaux Warrants*                                        106
      1,450 Compagnie de Saint Gobain                                    208,184
      2,050 Eaux (Cie Generale)                                          239,232
      1,130 L'oreal                                                      400,506
      1,600 Lafarge                                                       99,990
        850 Peugeot SA*                                                   96,246
                                                                      $1,380,912

UTILITIES
      2,340 Lyonnaise Des Eaux                                           243,001
                                                                        $243,001

TOTAL FRANCE               --- 9.9%                                   $6,144,258

GERMANY              --- 12.2%

ELECTRIC
      8,300 Veba AG                                                      463,442
                                                                        $463,442

ELECTRONICS - HIGH TECH
      9,450 Siemens AG                                                   582,561
                                                                        $582,561

FOREIGN BANKS
      3,950 Bayer Vereins Bank AG*                                       229,504
      6,800 Commezbank AG                                                231,131
     10,300 Deutsche Bank AG                                             681,640
      9,250 Dresdner Bank AG                                             378,900
                                                                      $1,521,175

INSURANCE
      4,550 Allianz AG Holdings*                                       1,028,383
      1,500 Munchener Ruckvers*                                          442,304
                                                                      $1,470,687

MFTG - INDUSTRIAL PRODS
     10,400 BASF AG                                                      353,495
     14,150 Bayer Ag                                                     497,400
      9,900 Hoechst AG                                                   381,079
        615 Mannesmann AG                                                260,136
        450 Viag AG                                                      209,299
                                                                      $1,701,409

MINING
      5,550 Rwe AG*                                                      241,206
                                                                        $241,206

RETAIL TRADE
      3,840 Metro AG*                                                    169,566
        480 Volkswagen AG                                                285,306
                                                                        $454,872

TELEPHONE
     11,600 Deutsche Telekom AG*                                         217,698
                                                                        $217,698

TRANSPORTATION EQUIPMENT
        320 Bayerische Motoren Werke AG*                                 232,410
     10,100 Daimler-Benz AG                                              677,793
                                                                        $910,203

TOTAL GERMANY              --- 12.2%                                  $7,563,253

IRELAND              --- 1.4%

CREDIT INSTITUTIONS
     11,510 Allied Irish Banks PLC*                                       86,688
      8,182 Bank of Ireland Series A*                                     92,680
     14,200 Bank of Ireland Series B*                                    179,382
                                                                        $358,750

FOREIGN BANKS
     12,000 Allied Irish Banks*                                          101,720
                                                                        $101,720

INSURANCE
      5,292 Irish Life PLC*                                               27,789
                                                                         $27,789

MFTG - CONSUMER PRODS.
      8,755 Kerry Group PLC*                                             105,081
     18,536 Smurfit (Jefferson)*                                          54,785
                                                                        $159,866

MFTG - INDUSTRIAL PRODS
     20,209 CRH PLC*                                                     217,998
                                                                        $217,998

TOTAL IRELAND              --- 1.4%                                     $866,123

ITALY                --- 5.5%

COMMERCIAL/OTHER
      7,000 Rolo Banca*                                                   91,586
                                                                         $91,586

COMMUNICATIONS
     20,000 Mediaset SPA*                                                 90,935
                                                                         $90,935

FOREIGN BANKS
     10,000 IMI SPA                                                       89,632
     14,000 Istituto Banc San Paolo di Torino                            106,464
                                                                        $196,096

HOLDING & INVEST. OFFICES
     70,116 Telecom Italia SPA*                                          283,931
    161,111 Telecom Italia SPA RNC*                                    1,011,999
                                                                      $1,295,930

INSURANCE
     10,000 Alleanza Assicuraz                                            86,228
      1,000 Alleanza Assicuraz non cnv                                     4,926
     15,000 Assic Generali SPA                                           336,122
     67,000 Istituto Nazionale delle Assicurazioni                       108,089
      1,000 RAS                                                            8,525
                                                                        $543,890

MFTG - CONSUMER PRODS.
      7,000 Montedison SPA                                                 5,694
      1,000 Montedison SPA RNC                                               562
                                                                          $6,256

MFTG - INDUSTRIAL PRODS
     61,600 Fiat SPA                                                     196,384
                                                                        $196,384

OIL & GAS
     75,000 ENI                                                          422,705
                                                                        $422,705

RETAIL TRADE
     13,200 Fiat SPA                                                      23,913
                                                                         $23,913

TELEPHONE
     26,000 Telecom Italia Mobile SPA*                                    53,412
    131,000 Telecom Italia Mobile SPA                                    487,046
                                                                        $540,458

TOTAL ITALY                --- 5.5%                                   $3,408,153

NETHERLANDS          --- 8.6%

COMMUNICATIONS
        281 Polygram NV                                                   15,980
                                                                         $15,980

CONSUMER SERVICES
      6,723 Philips Electronics                                          526,398
                                                                        $526,398

FOREIGN BANKS
     28,876 ABN Amro Holding NV                                          581,596
                                                                        $581,596

HOLDING & INVEST. OFFICES
     15,942 ING Groep NV                                                 669,280
                                                                        $669,280

INSURANCE
      5,605 Aegon NV                                                     441,748
                                                                        $441,748

MFTG - CONSUMER PRODS.
     12,384 Unilever NV                                                  658,337
                                                                        $658,337

OIL & GAS
     39,778 Royal Dutch Petroleum                                      2,104,363
                                                                      $2,104,363

TELEPHONE
      9,183 Kon Ptt Nederland                                            350,991
                                                                        $350,991

TOTAL NETHERLANDS          --- 8.6%                                   $5,348,693

NORWAY               --- 0.8%

CONSUMER SERVICES
      1,000 Nycomed ASA Class A                                           26,301
        700 Nycomed ASA Class B*                                          17,410
                                                                         $43,711

ELECTRIC
        300 Hafslund ASA                                                   1,822
                                                                          $1,822

FOREIGN BANKS
      4,600 Christiania Bank og Kreditdasse*                              18,411
      5,300 Den Danske Bank                                               24,015
                                                                         $42,426

INSURANCE
      4,600 Storebrand ASA*                                               34,191
                                                                         $34,191

MFTG - CONSUMER PRODS.
        200 Orkla ASA*                                                    16,495
      1,200 Schibsted AS*                                                 22,470
                                                                         $38,965

MFTG - INDUSTRIAL PRODS
        600 Kvaerner AS Series A                                          30,918
        100 Kvaerner AS Series B*                                          4,824
      1,900 Norske Hydro AS                                              104,697
        700 Orkla AS                                                      64,338
                                                                        $204,777

OIL & GAS
      1,700 Saga Petroleum Series A                                       33,291
        600 Saga Petroleum Series B*                                      10,635
        200 Transocean                                                    10,578
                                                                         $54,504

RETAIL TRADE
      1,000 Aker Rgi ASA*                                                 18,439
                                                                         $18,439

TRANSPORTATION EQUIPMENT
        900 Bergesen dy ASA Series A*                                     26,244
        400 Bergesen dy ASA Series B*                                     11,778
                                                                         $38,022

TOTAL NORWAY               --- 0.8%                                     $476,857

SPAIN                --- 3.6%

ELECTRIC
     17,500 Empresa Nacional de Electridad SA                            329,871
     15,315 Iberdrola SA                                                 183,325
                                                                        $513,196

FOREIGN BANKS
      2,125 Argentaria Corp BC                                           118,121
     11,340 BCO Bilbao Vizcaya                                           303,471
      5,512 BCO Central Hispan                                           103,141
      9,900 BCO ESP de Credito*                                           91,604
      2,000 Banco Popular Espanol SA                                     118,189
      8,568 Banco Santander SA                                           240,194
                                                                        $974,720

OIL & GAS
      5,050 Repsol SA                                                    211,922
                                                                        $211,922

OTHER UTILITIES
      2,500 Gas Natural SDG                                              115,919
                                                                        $115,919

TELEPHONE
     15,800 Telefonica de Espana                                         431,522
                                                                        $431,522

TOTAL SPAIN                --- 3.6%                                   $2,247,279

SWEDEN               --- 4.3%

COMMUNICATIONS
      1,400 Ericsson Tel Series A*                                        64,459
     14,700 Ericsson Tel Series B                                        649,276
                                                                        $713,735

CONSTRUCTION
      2,000 Skanska AB Class B*                                           77,362
                                                                         $77,362

CONSUMER SERVICES
     22,400 Astra AB Series A*                                           362,770
      5,133 Astra AB Series B*                                            79,694
                                                                        $442,464

ELECTRIC
     11,200 ABB AB Series A                                              131,167
      4,500 ABB AB Series B                                               52,099
                                                                        $183,266

FOREIGN BANKS
      3,100 Nordbanken AB                                                 97,505
      8,400 Skand Enskilda BKN                                            91,067
      4,700 Sparbanken Sverige AB, Swedbank*                             106,941
      3,600 Svenska Handelsbanken                                        114,195
        100 Svenska Handelsbanken*                                         2,985
                                                                        $412,693

HOLDING & INVEST. OFFICES
      1,300 Investor AB Series A                                          60,203
      1,900 Investor AB Series B                                          88,752
                                                                        $148,955

MFTG - INDUSTRIAL PRODS
         60 Granges AB*                                                      984
      3,500 Sandvik AB Series A                                          106,339
      1,200 Sandvik AB Series B*                                          36,620
      1,700 Scania AB Series A*                                           41,184
      1,700 Scania AB Series B*                                           41,980
        500 Stora Kopparbergs Bergslags Aktiebolag Series A                6,926
                                                                        $234,033

RETAIL TRADE
      3,100 Hennes & Mauritz AB*                                         127,172
      2,400 Volvo Series A                                                62,478
                                                                        $189,650

TRANSPORTATION
      5,400 Volvo Series B                                               141,660
                                                                        $141,660

WHOLESALE TRADE -CONSUMER
      1,194 Electrolux AB                                                 99,082
                                                                         $99,082

TOTAL SWEDEN               --- 4.3%                                   $2,642,900

SWITZERLAND          --- 10.9%

CONSUMER SERVICES
        110 Novartis*                                                    173,672
      1,210 Novartis (registered)                                      1,897,412
                                                                      $2,071,084

FOREIGN BANKS
      1,525 Schweizerischer Bankverein*                                  410,556
        400 Union Bank of Switzerland Bearer                             461,065
        450 Union Bank of Switzerland Registered*                        103,933
                                                                        $975,554

HOLDING & INVEST. OFFICES
      3,800 CS Holding                                                   535,967
        770 Nestle SA                                                  1,086,314
                                                                      $1,622,281

INSURANCE
        285 SCHW Ruckversicher                                           429,793
                                                                        $429,793

MFTG - INDUSTRIAL PRODS
        136 Roche Holding AG                                           1,196,625
         31 Roche Holdings AG*                                           461,065
                                                                      $1,657,690

TOTAL SWITZERLAND          --- 10.9%                                  $6,756,402

UNITED KINGDOM       --- 33.3%

AIR
     18,000 BAA PLC                                                      166,132
      4,000 British Airways PLC*                                          39,066
                                                                        $205,198

COMMERCIAL/OTHER
     42,000 Halifax*                                                     475,741
                                                                        $475,741

COMMUNICATIONS
     29,000 British Sky Broadcasting Group PLC                           205,853
     38,000 Cable and Wireless                                           303,535
     14,000 Granada Group                                                193,116
     28,000 Reuters Holdings PLC                                         304,005
     51,000 Vodafone Group                                               278,145
                                                                      $1,284,654

CONSTRUCTION
      1,068 Hanson PLC                                                     5,493
                                                                          $5,493

CONSUMER SERVICES
      8,128 BOC Group                                                    136,805
     14,532 EMI Group PLC                                                117,663
     31,719 Guinness                                                     283,703
     47,559 Marks and Spencer                                            482,843
     10,223 Peninsular & Oriental Steam Navigation Co                    118,371
     14,000 Rank Group PLC                                                78,233
     92,000 Smithkline Beecham PLC                                       872,276
                                                                      $2,089,894

ELECTRIC
        855 Energy Group PLC                                               8,716
      3,000 National Grid Group PLC                                       14,146
     11,000 Powergen                                                     122,384
     20,000 Scot Power                                                   149,687
                                                                        $294,933

ELECTRONICS - HIGH TECH
     46,636 General Electric Co PLC                                      297,974
     20,000 National Power                                               166,803
                                                                        $464,777

ENVIRONMENTAL SERVICES
     48,000 Rentokil Initial PLC                                         193,317
                                                                        $193,317

FINANCIAL SERVICES
     21,000 Legal & General Group PLC*                                   174,438
                                                                        $174,438

FOREIGN BANKS
     20,000 Bank of Scotland*                                            165,125
     25,442 Barclays PLC                                                 637,425
     45,000 HSBC Holdings PLC                                          1,078,599
     89,940 Lloyds TSB Group                                           1,124,416
     29,000 National Westminster Bank PLC                                417,058
     32,000 Prudential Corp                                              341,527
     13,700 Royal BK Scot Group                                          145,297
                                                                      $3,909,447

HOLDING & INVEST. OFFICES
     67,603 BTR PLC                                                      228,307
     17,000 Standard Chartered                                           184,574
     20,000 Tomkins PLC                                                  102,700
                                                                        $515,581

INDUSTRIAL PRODS & SVCS
      5,914 GKN PLC                                                      132,688
      8,000 Siebe PLC                                                    153,714
                                                                        $286,402

INSURANCE
     11,000 Commercial Union                                             155,056
      8,000 General Accident PLC                                         136,195
     26,000 Royal & Sun Alliance Insurance Group PLC*                    249,349
                                                                        $540,600

MFTG - CONSUMER PRODS.
     51,000 ASDA Group                                                   132,654
     15,000 Associated British Foods                                     120,823
     52,046 BAT Industries                                               455,470
     34,000 British Steel                                                 90,148
     16,873 Cadbury Schweppes PLC                                        169,887
      9,590 Pearson PLC                                                  125,525
     18,864 Reed International PLC                                       186,610
     18,000 Safeway                                                      117,274
      6,000 Vendome Luxury Group PLC                                      36,549
                                                                      $1,434,940

MFTG - INDUSTRIAL PRODS
      2,000 British Aerospace PLC*                                        53,095
     60,000 Glaxo Wellcome PLC                                         1,286,767
     12,000 Imperial Chemical Industry                                   177,207
      5,000 Rolls-Royce PLC*                                              17,956
     54,656 Unilever PLC*                                                407,229
     16,000 Zeneca Group                                                 505,041
                                                                      $2,447,295

MINING
     17,959 RTZ Corp                                                     231,452
                                                                        $231,452

OIL & GAS
     81,000 British Gas PLC                                              356,126
     95,294 British Petroleum Company PLC                              1,400,837
      7,000 Centrica PLC*                                                  9,838
    136,000 Shell Transport & Trading                                    964,807
                                                                      $2,731,608

REAL ESTATE
      8,665 Land Securities                                              145,407
                                                                        $145,407

RETAIL TRADE
     17,420 Allied Domecq                                                142,216
     14,847 Bass PLC                                                     206,294
     15,188 Boots Co                                                     217,659
     35,000 Grand Metropolitan                                           315,986
     17,000 Great Universal Stores PLC                                   201,548
     30,866 J Sainsbury PLC                                              257,686
     11,000 Kingfisher                                                   158,379
     10,000 Scot & Newcastle                                             113,188
     36,469 Tesco                                                        292,070
      8,000 Whitbread                                                    106,996
                                                                      $2,012,022

TELEPHONE
    106,577 British Telecommunications PLC                               810,176
                                                                        $810,176

WHOLESALE TRADE -CONSUMER
     24,000 Abbey National                                               381,801
                                                                        $381,801

TOTAL UNITED KINGDOM       --- 33.3%                                 $20,635,176

TOTAL COMMON STOCK --- 95.3%                                         $59,131,836
(Cost $57,785,975)

PREFERRED STOCK

GERMANY              --- 0.5%

OIL & GAS
      3,350 RWE AG*                                                      123,501
                                                                        $123,501

RETAIL TRADE
        360 Metro AG*                                                     12,759
        300 Volkswagen AG*                                               136,308
                                                                        $149,067

TRANSPORTATION EQUIPMENT
        100 Bayerische Motoren Werke*                                     50,840
                                                                         $50,840

TOTAL GERMANY              --- 0.5%                                     $323,408

ITALY                --- 0.0%

MFTG - INDUSTRIAL PRODS
     17,600 Fiat SPA                                                      29,019
                                                                         $29,019

TOTAL ITALY                --- 0.0%                                      $29,019

TOTAL PREFERRED STOCK --- 0.6%                                          $352,427
(Cost $368,248)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 4.1%

CREDIT INSTITUTIONS
  2,557,000 Prudential Funding Corp                                    2,556,202
                                                                      $2,556,202

TOTAL UNITED STATES        --- 4.1%                                   $2,556,202

TOTAL SHORT-TERM INVESTMENTS --- 4.1%                                 $2,556,202
(Cost $2,556,202)

TOTAL ORCHARD INDEX EUROPEAN FUND --- 100.0%                         $62,040,465
(Cost $60,710,425)


The Orchard Series Fund

Orchard Index Pacific Fund

COMMON STOCK

AUSTRALIA            --- 6.3%

CONSUMER SERVICES
      1,800 Publishing & Broadcasting Ltd*                                10,443
                                                                         $10,443

CREDIT INSTITUTIONS
      6,450 Commonwealth Instalment Receipt Trustee Ltd                   47,669
                                                                         $47,669

FOREIGN BANKS
     31,400 Australia & New Zealand Banking Group Ltd*                   218,973
      9,750 Commonwealth Bank of Australia                               112,098
     31,000 National Australia Bank                                      423,994
     37,300 Westpac Banking Corporation Ltd*                             217,179
                                                                        $972,244

INSURANCE
      5,250 Lend Lease Corp Ltd                                          107,505
     36,100 National Mutual Holdings Ltd                                  62,194
                                                                        $169,699

MFTG - CONSUMER PRODS.
     19,850 Coca-Cola Amatil Ltd                                         149,356
     41,100 Foster's Brewing Group Ltd                                    78,034
     16,400 News Corp Ltd                                                 78,536
     21,400 Pacific Dunlop Ltd                                            45,702
                                                                        $351,628

MFTG - INDUSTRIAL PRODS
     13,300 Amcor Ltd                                                     62,736
     23,900 Boral Ltd                                                     62,856
     21,200 CSR Ltd                                                       73,659
      6,200 ICI Australia Ltd                                             46,650
      3,400 M.I.M. Holdings Ltd                                            2,988
     18,600 Pioneer International Ltd                                     49,179
                                                                        $298,068

MINING
     47,200 Broken Hill Proprietary Company Ltd                          467,993
     13,500 CRA Ltd                                                      164,232
     11,800 Comalco Ltd                                                   48,292
                                                                        $680,517

OIL & GAS
     23,700 WMC Ltd                                                       84,162
     13,950 Woodside Petroleum Ltd                                       117,814
                                                                        $201,976

OTHER TRANS. SERVICES
      4,700 Brambles Industries Ltd                                       90,359
                                                                         $90,359

RETAIL TRADE
     24,000 Coles Myer Ltd                                               115,437
     23,500 Woolworths Ltd                                                75,851
                                                                        $191,288

TOTAL AUSTRALIA            --- 6.3%                                   $3,013,891

BERMUDA              --- 0.0%

HOLDING & INVEST. OFFICES
      1,000 Jardine Matheson Holdings Ltd*                                 6,400
                                                                          $6,400

TOTAL BERMUDA              --- 0.0%                                       $6,400

HONG KONG            --- 8.5%

AIR
     73,000 Cathay Pacific Air                                            76,966
                                                                         $76,966

COMMUNICATIONS
    272,800 Hong Kong Telecommunications Ltd                             522,307
                                                                        $522,307

CONSUMER SERVICES
     51,000 Sun Hung Kai Properties                                      376,002
     20,500 Swire Pacific Ltd Series A                                   109,528
     65,000 Swire Pacific Ltd Series B                                    68,952
                                                                        $554,482

ELECTRIC
     52,500 China Light & Power Company Ltd                              276,423
                                                                        $276,423

ELECTRONICS - HIGH TECH
     43,000 Hongkong Electric Holdings Ltd                               145,743
                                                                        $145,743

FOREIGN BANKS
     28,000 Bank of East Asia                                             62,664
     41,000 Hang Seng Bank Ltd                                           356,695
                                                                        $419,359

GAS
     76,200 Hong Kong and China Gas Company Ltd                          143,922
                                                                        $143,922

HOLDING & INVEST. OFFICES
     45,000 Citic Pacific Ltd                                            215,394
     36,000 Henderson Land Development Company Ltd                       199,327
     91,000 Hutchison Whampoa Ltd                                        629,818
     15,000 Jardine Matheson Holdings Ltd                                 96,000
     38,000 New World Development Company Ltd                            133,713
                                                                      $1,274,252

REAL ESTATE
     54,000 Cheung Kong Holdings Ltd                                     375,420
     57,000 Hongkong Land Holdings Ltd                                   129,960
     20,000 Tsim Sha Tsui Properties Ltd*                                 24,450
     48,000 Wharf Holdings Ltd                                            98,111
     43,000 Wheelock & Company Ltd                                        48,952
                                                                        $676,893

TOTAL HONG KONG            --- 8.5%                                   $4,090,347

INDONESIA            --- 0.3%

CONSTRUCTION
      6,500 PT Semen Gresik                                                6,302
                                                                          $6,302

CONSUMER SERVICES
     11,700 Indocement Tunggal Prakarsa                                    6,319
     11,500 PT Astra International                                         8,521
                                                                         $14,840

CREDIT INSTITUTIONS
     32,000 PT Bank Internasional Indonesia                                6,869
                                                                          $6,869

MFTG - INDUSTRIAL PRODS
     21,500 PT Gudang Garam                                               60,747
      2,500 PT HM Sampoerna                                                4,345
                                                                         $65,092

TELEPHONE
     48,500 PT Telekomunikasi                                             45,007
     10,500 Pt Indosat*                                                   23,632
                                                                         $68,639

TOTAL INDONESIA            --- 0.3%                                     $161,742

JAPAN                --- 75.2%

AIR
     13,000 Japan Airlines*                                               47,115
                                                                         $47,115

COMMUNICATIONS
         16 DDI Corp*                                                     53,466
          3 Japan Telecom Co*                                             41,895
        300 KDD                                                           15,261
      1,000 Oki Electric Industry Co                                       2,718
     84,000 Toshiba Corp                                                 380,549
                                                                        $493,889

CONSTRUCTION
     11,000 Daiwa House Industry Company Ltd                             106,068
     21,000 Komatsu Ltd                                                  112,244
     17,000 Shimizu Corporation*                                          77,581
     22,000 Taisei Corp*                                                  77,174
                                                                        $373,067

CONSUMER SERVICES
      6,000 Eisai Company Ltd*                                            94,264
     13,000 Kao Corp                                                     181,546
      2,000 Oriental Land Co Ltd*                                        103,907
     10,000 Sankyo Co Ltd                                                330,008
        300 Sony Music Entertainment Inc                                  10,549
      7,000 Taisho Pharmaceutical Co                                     179,219
     22,000 Takeda Chemical Industry                                     599,834
      7,000 Yamanouchi Pharmaceutical Co Ltd                             172,236
                                                                      $1,671,563

ELECTRIC
     16,400 Chubu Electric Power Company Inc                             278,104
      8,200 Chugoku Electric Power Company Ltd                           133,599
        500 Hokkaido Electric Power                                        8,187
     25,100 Kansai Electric Power Company Inc                            444,413
      6,300 Shikoku Electric Power                                       102,643
     11,000 Tohoku Electric Power                                        179,219
     36,700 Tokyo Electric Power                                         701,663
                                                                      $1,847,828

ELECTRONICS - HIGH TECH
     20,000 Canon Inc                                                    485,453
     23,000 Denso Corp*                                                  497,026
      5,300 Fanuc                                                        214,110
     74,000 Hitachi Ltd*                                                 568,994
      4,000 Hoya Corp*                                                   138,985
     10,400 Kyushu Electric Power                                        172,901
     49,000 Matsushita Electric Industrial Company Ltd                   822,711
     47,000 Mitsubishi Electric Corp                                     156,666
     35,000 NEC Corp                                                     384,040
      3,200 Nintendo Corp Ltd                                            276,642
      6,000 Omron Corp                                                   101,746
      3,000 Rohm Company*                                                296,758
     43,000 Sanyo Electric Co                                            142,976
      4,000 Secom*                                                       258,622
     24,000 Sharp Corp                                                   186,534
      9,500 Sony Corp                                                    788,903
     17,000 Sumitomo Electric Industries                                 224,688
                                                                      $5,717,755

FINANCIAL SERVICES
      1,000 Nichiei Company Ltd*                                         109,726
                                                                        $109,726

FOREIGN BANKS
     51,000 Asahi Bank                                                   264,538
      1,000 Bank of Fukuoka Ltd                                            4,247
    109,000 Bank of Tokyo-Mitsubishi                                   1,422,462
     26,000 Bank of Yokohama                                             107,847
     18,000 Chiba Bank Ltd                                                89,476
     68,000 Dai-Ichi Kangyo Bank Ltd                                     576,493
     34,000 Daiwa Bank Ltd                                               126,616
     63,000 Fuji Bank Ltd*                                               544,573
     11,000 Gunma Bank                                                    89,975
     12,000 Hachijuni Bank                                               118,703
     56,000 Industrial Bank of Japan                                     553,948
     19,000 Joyo Bank*                                                    87,182
     52,000 Long-Term Credit Bank of Japan                               175,926
     37,000 Mitsubishi Trust & Banking                                   455,195
     27,000 Mitsui Trust & Banking                                        93,815
     33,000 Nikko Securities Company Ltd                                 119,327
     37,000 Nippon Credit Bank                                            47,057
     76,000 Sakura Bank Ltd                                              310,191
     63,000 Sanwa Bank Ltd                                               633,601
     17,000 Shizuoka Bank*                                               172,402
     70,000 Sumitomo Bank                                                744,805
     28,000 Sumitomo Trust & Banking                                     213,433
     45,000 Tokai Bank*                                                  262,594
     17,000 Toyo Trust & Banking                                         127,041
      2,000 Yasuda Trust & Banking                                         5,337
                                                                      $7,346,784

GAS
     55,000 Osaka Gas Co                                                 121,613
     61,000 Tokyo Gas Co                                                 139,950
                                                                        $261,563

INDUSTRIAL SERVICES
     24,000 Sumitomo Corp                                                171,571
                                                                        $171,571

INSURANCE
      2,000 Mitsui Marine and Fire Insurance Company Ltd                  11,771
     16,000 Sumitomo Marine & Fire                                       106,602
     36,000 Tokio Marine & Fire Insurance Co                             359,102
     19,000 Yasuda Fire & Marine Insurance                               105,345
                                                                        $582,820

LEASING
      3,000 Acom Company Ltd*                                            164,588
     21,000 Mitsubishi Motor Credit                                       92,169
                                                                        $256,757

MFTG - CONSUMER PRODS.
     14,000 Ajinomoto Co                                                 126,849
     18,000 Dai Nippon Printing Co Ltd                                   359,102
     24,000 Kirin Brewery Company Ltd                                    201,496
      8,000 Nikkon Corporation*                                           89,111
     20,000 Nippon Paper Industries Co                                   109,393
      9,000 Shiseido Company Ltd*                                        122,693
      3,000 TDK Corp*                                                    248,878
     15,000 Toppan Printing Company Ltd                                  188,279
                                                                      $1,445,801

MFTG - INDUSTRIAL PRODS
     43,000 Asahi Chemical Industry Company Ltd                          195,811
     25,000 Asahi Glass Company Ltd                                      168,329
     41,000 Fujitsu*                                                     449,875
     29,000 Ishikawajima-Harima Heavy Industries Co Ltd                   65,810
     32,000 Itochu Corp                                                  109,858
     22,000 Kajima Corp                                                   98,570
     92,000 Kawasaki Steel Corp                                          161,363
     62,000 Kobe Steel Ltd*                                               74,729
     30,000 Kubota Corp                                                  116,708
      4,000 Kyocera Corp*                                                229,093
     48,000 Mitsubishi Chemical Corp                                     108,129
     89,000 Mitsubishi Heavy Industries Ltd                              437,231
      6,000 Murata Mfg Co Ltd                                            243,391
     78,000 NKK Corp                                                     108,279
     22,000 New Oji Paper Co                                             111,554
    151,000 Nippon Steel Co                                              311,288
     65,000 Nissan Motor Company Ltd                                     346,277
     14,000 Ricoh Corp Ltd                                               180,382
      2,000 SMC*                                                         172,901
     12,000 Sekisui Chemical Co                                           94,464
      9,000 Shin-Etsu Chemical Co                                        219,950
     36,000 Sumitomo Chemical Co                                         128,379
     70,000 Sumitomo Metal Industries                                    140,233
      5,000 Tokyo Electron Ltd*                                          249,377
     30,000 Toray Industries Inc                                         167,082
      5,000 Tostem Corp*                                                  69,410
      5,000 Toyo Seikan Kaisha*                                           78,554
      8,000 Toyoda Automatic Loom Works Ltd*                             156,941
                                                                      $4,993,968

MINING
     33,000 Marubeni Corp                                                103,142
     24,000 Mitsubishi Materials Corp                                     67,830
                                                                        $170,972

OIL & GAS
     13,000 Tonen Corp                                                    96,717
                                                                         $96,717

OTHER TRANS. SERVICES
     10,000 All Nippon Airways Company  Ltd                               49,875
     38,000 Kawasaki Heavy Industries                                     88,445
     25,000 Nippon Yusen Kabushiki Kaisha                                 91,230
                                                                        $229,550

RAILROADS
         89 East Japan Railway Co                                        432,793
     18,000 Hankyu Corp                                                   90,374
     36,000 Kinki Nippon Railway                                         204,389
      2,000 Odakyu Electric Railway                                        9,759
     10,000 Seibu Railway                                                408,146
     18,000 Tobu Railway Co*                                              68,828
     25,000 Tokyu Corp                                                   103,907
                                                                      $1,318,196

REAL ESTATE
     29,000 Mitsubishi Estate Company Ltd                                366,417
     19,000 Mitsui Fudosan                                               214,796
     16,000 Obayashi Corp                                                 84,190
     15,000 Sekisui House Ltd                                            128,429
                                                                        $793,832

RETAIL TRADE
     15,000 Daiei Inc                                                     69,326
     10,000 Ito-Yokado Co Ltd                                            497,090
      7,000 JUSCO Co                                                     156,525
      8,000 Marui Co*                                                    134,995
     16,000 Matsushita Electric Works                                    144,970
     26,000 Nippon Oil Co                                                106,550
     10,000 Seven - Eleven Japan                                         748,130
     11,000 Suzuki Motor Company Ltd                                     117,041
                                                                      $1,974,627

SECURITIES & COMMODITIES
     30,000 Daiwa Securities Co Ltd                                      181,546
     43,000 Nomura Securities Co Ltd                                     500,416
     25,000 Yamaichi Securities Company Ltd                               47,382
                                                                        $729,344

TELEPHONE
         80 Nippon Telegraph & Telephone Corp                            678,239
                                                                        $678,239

TRANSPORTATION EQUIPMENT
     23,000 Honda Motor Company Ltd                                      774,314
     23,000 Nippon Express Co Ltd                                        123,890
     89,000 Toyota Motor Corp                                          2,478,387
                                                                      $3,376,591

WHOLESALE TRADE - INDL
      2,000 Hitachi Zosen Corp                                             4,405
     35,000 Mitsubishi Corp                                              299,602
     35,000 Mitsui & Co                                                  265,627
                                                                        $569,634

WHOLESALE TRADE -CONSUMER
     19,000 Bridgestone Corp                                             410,640
     12,000 Fuji Photo Film                                              434,912
                                                                        $845,552

TOTAL JAPAN                --- 75.2%                                 $36,103,461

MALAYSIA --- 0.1%

AGRICULTURE
      1,000 Kuala Lumpur Kepong Bhd                                        2,409
                                                                          $2,409

COMMUNICATIONS
      1,500 Telekom Malaysia Bhd                                           3,908
                                                                          $3,908

CONSUMER SERVICES
      3,000 Renong Bhd*                                                    2,765
      2,000 Resorts World Bhd                                              3,584
                                                                          $6,349

CREDIT INSTITUTIONS
      1,000 Technology Resources Industries Bhd                              976
                                                                            $976

ELECTRIC
      1,000 Tenaga Nasional Bhd                                            2,169
                                                                          $2,169

FOREIGN BANKS
      2,000 Malayan Banking Bhd                                            7,771
      2,000 Malayan United Industries Bhd                                    879
        800 Malayan United Industries Rights*                                  0
      1,000 Public Bank Bhd                                                  630
                                                                          $9,280

FORESTRY
      1,000 Lingui Developments Bhd*                                         716
                                                                            $716

HIGHWAYS
      1,000 UTD Engineers Bhd                                              2,380
                                                                          $2,380

HOLDING & INVEST. OFFICES
        800 AMMB Holdings Bhd                                              1,313
      1,000 Affin Holdings Bhd                                               768
      1,000 Berjaya Sports Toto Bhd                                        2,740
      6,000 Faber Group Bhd*                                               1,753
      3,000 Magnum Corporation Bhd                                         2,358
      1,000 Malaysian Helicopter Services Bhd                                331
      1,000 Multi-Purpose Holdings Bhd                                       527
      1,500 YTL Corporation Bhd*                                           1,671
                                                                         $11,461

MFTG - INDUSTRIAL PRODS
      1,000 Land & General Holdings Bhd                                      436
      1,000 Perusahaan Otomobil Nasional Bhd                               2,410
                                                                          $2,846

OIL & GAS
      1,000 Petronas Gas Bhd                                               2,711
                                                                          $2,711

REAL ESTATE
      1,333 Malaysian Resources Corporation Bhd                              794
                                                                            $794

RETAIL TRADE
      4,000 Sime Darby Bhd                                                 5,783
                                                                          $5,783

TOTAL MALAYSIA --- 0.1%                                                  $51,782

NEW ZEALAND          --- 1.5%

COMMUNICATIONS
     77,200 Telecom Corporation of New Zealand Ltd                       373,763
                                                                        $373,763

HOLDING & INVEST. OFFICES
    115,000 Brierley Investments Ltd                                      88,739
                                                                         $88,739

MFTG - CONSUMER PRODS.
     24,800 Lion Nathan Ltd*                                              59,880
                                                                         $59,880

MFTG - INDUSTRIAL PRODS
     74,000 Carter Holt Harvey Ltd                                       128,940
         56 Fletcher Challenge Ltd*                                           54
     27,800 Fletcher Challenge Paper                                      45,671
                                                                        $174,665

TOTAL NEW ZEALAND          --- 1.5%                                     $697,047

PHILIPPINES          --- 0.2%

CONSUMER SERVICES
     83,900 SM Prime Holdings                                             14,841
     13,620 San Miguel Corp                                               15,349
                                                                         $30,190

ELECTRIC
      6,980 Manila Electric Co                                            21,507
                                                                         $21,507

FOREIGN BANKS
      1,443 Metropolitan Bank & Trust Co*                                 10,086
        900 Philippine Commercial International Bank*                      3,415
                                                                         $13,501

REAL ESTATE
     56,000 Ayala Corp Class B                                            20,770
     16,925 Ayala Land Inc Class B                                         6,639
     35,200 C & P Homes Inc                                                2,661
                                                                         $30,070

TELEPHONE
        900 Philippine Long Distance                                      22,468
                                                                         $22,468

TOTAL PHILIPPINES          --- 0.2%                                     $117,736

SINGAPORE            --- 0.9%

AIR
      7,000 Singapore Airlines Ltd                                        52,478
                                                                         $52,478

COMMUNICATIONS
     36,000 Singapore Telecommunications Ltd                              57,179
                                                                         $57,179

CONSUMER SERVICES
      3,000 Singapore Press*                                              41,360
                                                                         $41,360

FOREIGN BANKS
      6,000 Development Bank of Singapore Ltd                             56,035
     10,200 Oversea-Chinese Banking Corporation Ltd                       56,703
      4,000 Overseas Union Bank Ltd                                       13,342
      8,000 United Overseas Bank Ltd                                      44,219
                                                                        $170,299

MFTG - INDUSTRIAL PRODS
     14,250 Keppel Corporation Ltd                                        45,085
                                                                         $45,085

REAL ESTATE
     17,000 City Developments Ltd                                         71,283
                                                                         $71,283

TOTAL SINGAPORE            --- 0.9%                                     $437,684

THAILAND             --- 0.1%

COMMUNICATIONS
      2,000 Advanced Info Service Public Co Ltd                           10,679
                                                                         $10,679

CREDIT INSTITUTIONS
      2,000 Bank of Ayudhra Ltd                                            1,582
                                                                          $1,582

ELECTRONICS - HIGH TECH
      1,000 Shinawatra Computer Co                                         3,956
                                                                          $3,956

FINANCIAL SERVICES
      5,700 Industrial Finance Corporation of Thailand*                    4,509
                                                                          $4,509

FOREIGN BANKS
      5,300 Bangkok Bank Public Company Ltd                               18,343
      7,800 Krung Thai Bank Public Company Ltd                             2,699
      2,000 Siam Commercial Bank Public Company Ltd                        3,881
      4,200 Thai Farmers Bank Public Company Ltd                          11,422
        100 Thai Military Bank Public Company Ltd                             40
                                                                         $36,385

MFTG - INDUSTRIAL PRODS
        700 Siam Cement Public Company Ltd                                 5,918
                                                                          $5,918

TELEPHONE
      6,100 TelecomAsia Corporation Public Company Ltd*                    2,714
                                                                          $2,714

TOTAL THAILAND             --- 0.1%                                      $65,743

TOTAL COMMON STOCK --- 93.3%                                         $44,745,833
(Cost $56,244,353)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 6.7%

CREDIT INSTITUTIONS
  2,438,000 Prudential Funding Corp                                    2,437,239
                                                                      $2,437,239

ELECTRONICS - HIGH TECH
    800,000 General Electric Co                                          799,386
                                                                        $799,386

TOTAL UNITED STATES        --- 6.7%                                   $3,236,625

TOTAL SHORT-TERM INVESTMENTS --- 6.7%                                 $3,236,625
(Cost $3,236,625)

TOTAL ORCHARD INDEX PACIFIC FUND --- 100.0%                          $47,982,458
(Cost $59,480,978)


The Orchard Series Fund

Orchard Index 500 Fund

COMMON STOCK

AGENCY --- 0.7%
     73,520 Federal National Mortgage Association (nonvtg)             3,561,088
                                                                      $3,561,088

AIR --- 0.4%
      6,470 AMR Corp*                                                    753,347
      5,050 Delta Air Lines Inc                                          508,788
     10,310 Southwest Airlines Co                                        336,364
      6,140 US Air Group Inc*                                            287,813
                                                                      $1,886,312

COMMUNICATIONS --- 3.8%
    112,620 AT&T Corp                                                  5,511,285
     34,880 Airtouch Communications Inc*                               1,347,240
     10,910 Cabletron Systems Inc*                                       316,390
      6,900 Clear Channel Communications Inc*                            455,400
     24,340 Comcast Corp Class A                                         669,350
     19,700 Gannett Company Inc                                        1,035,471
     35,300 Tele-Communications Inc - TCI Group Class A                  809,676
     38,830 Time Warner Inc                                            2,239,986
     33,360 US West Communications Group                               1,328,128
     42,170 US West Media Group*                                       1,064,793
     24,660 Viacom Inc Class B*                                          745,965
     48,970 Westinghouse Electric Corp                                 1,294,620
     62,560 Worldcom Inc*                                              2,103,580
                                                                     $18,921,884

CONSTRUCTION --- 0.0%
      2,120 Centex Corp                                                  124,020
        330 Kaufman & Broad Home Corp                                      7,033
        210 Pulte Corp                                                     7,849
                                                                        $138,902

CONSUMER SERVICES --- 8.52%
      4,650 Allergan Inc                                                 153,157
     18,500 Amgen Inc                                                    911,125
      3,940 Bausch & Lomb Inc                                            154,645
     19,400 Baxter International Inc                                     897,250
      8,590 Becton Dickinson & Co                                        395,672
      7,670 Beverly Enterprises Inc*                                     114,567
      7,780 Biomet Inc                                                   194,010
     69,200 Bristol-Myers Squibb Co                                    6,072,300
      4,040 CR Bard Inc                                                  112,110
     28,390 CUC International Inc*                                       837,505
     11,980 CVS Corp                                                     734,518
     45,410 Columbia/HCA Healthcare Corp                               1,282,832
     77,120 Eli Lilly & Co                                             5,157,400
      7,270 H&R Block Inc                                                268,990
     11,090 HFS Inc*                                                     781,845
      6,970 Harrah's Entertainment Inc*                                  137,218
     23,940 Healthsouth Corp*                                            611,954
     17,380 Hilton Hotels Corp                                           535,513
     11,420 Humana Inc*                                                  239,820
      8,280 ITT Corp*                                                    618,408
      9,290 Ikon Office Solutions, Inc.                                  263,018
     92,310 Johnson & Johnson                                          5,296,286
      2,620 King World Productions Inc                                   123,795
      4,540 Manor Care Inc                                               155,776
      8,890 Marriott International Inc                                   620,078
     32,460 Medtronic Inc                                              1,412,010
     83,810 Merck & Company Inc                                        7,480,043
     12,500 Mirage Resorts Inc*                                          312,500
     17,570 Service Corporation International                            534,778
      6,460 St Jude Medical Inc*                                         195,816
     21,120 Tenet Healthcare Corp*                                       645,469
     46,810 The Walt Disney Co                                         3,850,123
     13,140 United Healthcare Corp                                       608,540
      5,140 United States Surgical Corp                                  138,456
      7,070 Whitman Corp                                                 185,588
                                                                     $42,033,115

CREDIT INSTITUTIONS --- 9.42%
     32,560 American Express Co                                        2,539,680
     40,420 Banc One Corp                                              2,106,892
     26,290 Bank of New York Company Inc                               1,237,260
     48,340 BankAmerica Corp                                           3,456,310
     10,210 BankBoston Corp                                              827,643
      6,960 Bankers Trust New York Corp                                  821,280
     13,840 Barnett Banks Inc                                            954,960
      3,740 Beneficial Corp                                              286,809
     29,330 Chase Manhattan Corp                                       3,383,949
     31,800 Citicorp                                                   3,976,972
      7,380 Comerica Inc                                                 583,477
     14,160 Corestates Financial Corp                                  1,030,140
      7,500 Countrywide Credit Industries Inc                            257,340
     10,720 Fifth Third Bancorp                                          687,420
     20,540 First Chicago NBD Corp                                     1,494,285
     39,020 First Union Corp                                           1,914,399
     17,290 Fleet Financial Group Inc                                  1,111,954
      3,840 Golden West Financial Corp                                   333,120
      6,880 HF Ahmanson & Co                                             405,920
      7,470 Household International Inc                                  845,978
     13,300 Huntington Bancshares Inc                                    429,750
     12,440 JP Morgan & Company Inc                                    1,365,290
     15,070 Keycorp                                                      922,088
     34,775 MBNA Corp                                                    915,000
     17,480 Mellon Bank Corp                                             901,304
     14,960 National City Corp                                           893,860
     49,380 NationsBank Corp                                           2,956,628
     51,960 Norwest Corp                                               1,665,942
     21,350 PNC Bank Corp                                              1,014,125
     11,100 State Street Boston Corp                                     618,825
     14,870 Suntrust Banks Inc                                           963,754
     16,983 U S Bancorp                                                1,726,950
     11,120 Wachovia Corp                                                837,469
     17,490 Washington Mutual Inc                                      1,196,963
      6,070 Wells Fargo & Co                                           1,768,646
                                                                     $46,432,382

ELECTRIC --- 2.3%
     13,240 American Electric Power Company Inc                          625,590
     10,410 Baltimore Gas & Electric Co                                  285,619
     10,610 Carolina Power & Light Co                                    379,307
     14,760 Central & South West Corp                                    318,255
     11,020 Cinergy Corp                                                 363,660
     16,470 Consolidated Edison Company of New York Inc                  564,097
     10,110 DTE Energy Co                                                310,882
     12,930 Dominion Resources Inc                                       480,828
     25,064 Duke Power Co                                              1,209,338
     27,620 Edison International                                         707,763
     16,970 Entergy Corp                                                 414,696
     12,730 FPL Group Inc                                                657,976
      8,390 GPU Inc                                                      303,609
     20,044 Houston Industries Inc                                       435,957
     10,110 Niagara Mohawk Power Corp*                                    97,936
      5,150 Northern States Power Co                                     259,431
     10,610 Ohio Edison Co                                               262,598
     11,520 PP&L Resources Inc                                           249,120
     20,620 PacifiCorp                                                   447,186
     15,460 Peco Energy Co                                               350,741
     16,180 Public Service Enterprise Group Inc                          419,661
     47,610 Southern Co                                                1,092,031
     16,781 Texas Utilities Co                                           602,018
     15,160 Unicom Corp                                                  424,480
      7,070 Union Electric Co                                            266,447
                                                                     $11,529,226

ELECTRONICS - HIGH TECH --- 13.6%
     15,360 AMP Inc                                                      691,200
      5,100 Adobe Systems Inc                                            243,525
      9,800 Advanced Micro Devices Inc*                                  225,400
      2,020 Aeroquip-Vickers Inc                                         105,165
      6,460 Andrew Corp*                                                 149,788
      8,890 Apple Computer Inc*                                          151,405
     25,160 Applied Materials Inc*                                       839,715
      6,660 Black & Decker Corp                                          253,493
     13,430 Boston Scientific Corp*                                      611,065
      1,820 Briggs & Stratton Corp                                        90,545
     46,390 Cisco Systems Inc*                                         3,805,418
     52,547 Compaq Computer Corp*                                      3,349,871
      8,280 DSC Communications Corp*                                     201,825
        430 Data General Corp*                                             8,278
     22,960 Dell Computer Corp*                                        1,839,670
     10,710 Digital Equipment Corp*                                      536,164
     22,550 Eastman Kodak Co                                           1,350,181
     30,740 Emerson Electric Co                                        1,611,913
    227,080 General Electric Co                                       14,660,739
      3,630 General Signal Corp                                          145,654
      5,660 Harris Corp                                                  246,918
     72,070 Hewlett-Packard Co                                         4,445,782
      8,890 Honeywell Inc                                                605,071
    113,240 Intel Corp                                                 8,719,480
         30 Intergraph Corp*                                                 323
     68,180 International Business Machines Corp                       6,685,867
      5,960 Johnson Controls Inc                                         267,455
      5,900 KLA-Tencor Corp*                                             259,228
      9,890 LSI Logic Corp*                                              215,721
      6,970 Maytag Corp                                                  232,624
     14,750 Micron Technology Inc*                                       395,477
     41,250 Motorola Inc                                               2,547,188
     10,200 National Semiconductor Corp*                                 367,200
     10,300 NextLevel Systems, Inc.*                                     139,050
     18,290 Northern Telecom Ltd                                       1,640,375
     24,360 Novell Inc*                                                  205,525
     30,610 PG&E Corp                                                    782,453
      3,130 Perkin-Elmer Corp                                            195,625
      3,130 Polaroid Corp                                                140,653
     16,380 Raytheon Co                                                  888,615
      5,550 Scientific-Atlanta Inc                                       103,019
     16,990 Seagate Technology Inc*                                      460,854
     12,430 Silicon Graphics Inc*                                        182,559
     25,570 Sun Microsystems Inc*                                        875,773
      2,320 Tektronix Inc                                                137,170
     12,630 Tellabs Inc*                                                 682,020
     13,340 Texas Instruments Inc                                      1,423,205
     10,610 Thermo Electron Corp*                                        395,880
      3,840 Thomas & Betts Corp                                          191,040
     12,230 Unisys Corp*                                                 162,806
      3,540 WW Grainger Inc                                              309,527
      5,150 Whirlpool Corp                                               312,219
     22,640 Xerox Corp                                                 1,795,624
                                                                     $66,883,340

ENVIRONMENTAL SERVICES --- 0.3%
     13,560 Browning-Ferris Industries Inc                               440,700
     22,930 Laidlaw Inc Class B                                          323,886
      4,040 Safety-Kleen Corp                                             89,385
     31,460 Waste Management Inc                                         735,378
                                                                      $1,589,349

FINANCIAL SERVICES --- 0.2%
      9,500 Green Tree Financial Corp                                    400,188
      3,840 Republic New York Corp                                       406,318
                                                                        $806,506

FORESTRY --- 0.5%
      3,930 Boise Cascade Corp                                           136,076
      6,370 Georgia-Pacific Corp                                         540,252
     21,020 International Paper Co                                       945,900
      7,680 Louisiana-Pacific Corp                                       161,280
     13,850 Weyerhaeuser Co                                              661,338
                                                                      $2,444,846

GAS --- 0.7%
      3,940 Columbia Gas System Inc                                      284,665
      6,770 Consolidated Natural Gas Co                                  366,000
        210 Eastern Enterprises                                            8,229
     21,190 Enron Corp                                                   805,220
      3,530 Nicor Inc                                                    136,124
        220 OneOk Inc                                                      7,549
      5,860 Pacific Enterprises                                          191,546
      2,520 Peoples Energy Corp                                           90,090
      6,060 Sonat Inc                                                    278,378
     11,730 Tenneco Inc                                                  527,111
     11,020 Williams Companies Inc                                       561,326
                                                                      $3,256,238

HIGHWAYS --- 0.0%
      5,460 Ryder System Inc                                             191,100
                                                                        $191,100

HOLDING & INVEST. OFFICES --- 0.19%
     11,530 Cognizant Corp                                               451,826
      7,980 MGIC Investment Corp                                         481,290
                                                                        $933,116

INDUSTRIAL SERVICES --- 5.2%
      3,430 Autodesk Inc                                                 126,910
     20,220 Automatic Data Processing Inc                              1,033,747
      5,750 Ceridian Corp*                                               224,606
     25,170 Computer Associates International Inc                      1,876,725
      5,450 Computer Sciences Corp*                                      386,607
      5,760 Deluxe Corp                                                  188,640
     11,930 Dun & Bradstreet Corp                                        340,745
        330 EG&G Inc                                                       6,827
     10,600 Equifax Inc                                                  329,257
     30,840 First Data Corp                                              896,272
      5,960 Fluor Corp                                                   245,105
      2,930 Foster Wheeler Corp                                           96,139
     13,800 HBO & Co                                                     600,300
      8,690 Interpublic Group of Companies Inc                           412,775
     44,480 Lucent Technologies Inc                                    3,666,798
     83,100 Microsoft Corp*                                           10,803,000
      3,230 National Service Industries Inc                              142,928
     68,035 Oracle Systems Corp*                                       2,434,360
      8,900 Parametric Technology Corp*                                  392,713
     10,010 Pitney Bowes Inc                                             793,913
      1,810 Shared Medical Systems Corp                                   99,098
      3,740 Western Atlas Inc*                                           322,339
                                                                     $25,419,804

INSURANCE --- 4.7%
     11,720 AON Corp                                                     632,142
     10,410 Aetna Inc                                                    739,755
     30,130 Allstate Corp                                              2,498,892
     17,172 American General Corp                                        875,772
     48,625 American International Group Inc                           4,962,765
     11,930 Chubb Capital Corp                                           790,362
      5,150 Cigna Corp                                                   799,537
     13,100 Conseco Inc                                                  571,487
      5,560 General Re Corp                                            1,096,360
      8,290 Hartford Financial Services Group Inc                        671,490
      4,950 Jefferson-Pilot Corp                                         382,694
      6,980 Lincoln National Corp                                        479,875
      7,980 Loews Corp                                                   891,262
      6,260 MBIA Inc                                                     374,035
     11,700 Marsh & McLennan Companies Inc                               830,700
      5,000 Progressive Corp                                             521,250
      6,570 Providian Financial Corp                                     243,090
      9,690 SafeCo Corp                                                  461,486
      5,860 St Paul Companies Inc                                        468,431
     13,650 SunAmerica Inc                                               490,540
      9,600 Torchmark Corp                                               382,800
      4,550 TransAmerica Corp                                            459,263
     44,480 Travelers Group Inc                                        3,113,600
      7,780 USF&G Corp                                                   157,545
      9,800 Unum Corp                                                    477,750
                                                                     $23,372,883

MFTG - CONSUMER PRODS. --- 10.26%
      2,720 Adolph Coors Co Class B                                       96,049
      3,940 Alberto-Culver Co Class B                                    118,937
      5,350 American Greetings Corp Class A                              185,576
     34,170 Anheuser-Busch Companies Inc                               1,364,647
     38,830 Archer-Daniels-Midland Co                                    863,967
      9,300 Avon Products Inc                                            609,150
      4,850 Brown-Forman Corp Class B                                    238,557
      6,970 Brunswick Corp                                               235,237
     10,010 CPC International Inc                                        990,990
     31,840 Campbell Soup Co                                           1,641,734
    172,080 Coca-Cola Co                                               9,722,520
     20,520 Colgate-Palmolive Co                                       1,328,670
     32,860 ConAgra Inc                                                  989,907
      6,770 Dow Jones & Company Inc                                      314,805
      5,150 Fruit of the Loom Inc Class A*                               134,219
     11,110 General Mills Inc                                            733,260
     38,820 Gillette Co                                                3,457,387
     25,770 HJ Heinz Co                                                1,196,681
      4,950 Harcourt General Inc                                         247,807
      8,790 Hasbro Inc                                                   254,910
      9,810 Hershey Foods Corp                                           542,003
      7,680 International Flavors & Fragrances Inc                       371,520
        220 John H Harland Co                                              4,936
        330 Jostens Inc                                                    7,693
     28,620 Kellogg Co                                                 1,232,434
      6,070 Knight-Ridder Inc                                            317,158
      4,950 Liz Claiborne Inc                                            250,901
     11,520 Masco Corp                                                   505,440
     20,100 Mattel Inc                                                   781,388
      6,870 McGraw-Hill Companies Inc                                    449,126
      3,740 Meredith Corp                                                127,392
      6,770 New York Times Co Class A                                    370,658
     11,120 Newell Co                                                    426,730
    106,170 Pepsico Inc                                                3,908,330
    168,030 Philip Morris Companies Inc                                6,658,189
      7,360 Pioneer Hi-Bred International Inc                            674,360
      9,600 Quaker Oats Co                                               459,600
     10,310 RR Donnelley & Sons Co                                       336,364
      7,480 Ralston-Ralston Purina Group                                 671,330
     10,510 Rubbermaid Inc                                               252,892
        330 Russell Corp                                                   9,694
     33,360 Sara Lee Corp                                              1,705,530
     25,880 Seagram Company Ltd                                          871,820
        210 Springs Industries Inc Class A                                 9,739
      6,670 The Times Mirror Co Class A                                  361,014
      8,690 Tribune Co                                                   479,036
      4,240 Tupperware Corp                                              106,263
     12,840 UST Inc                                                      384,391
     44,080 Unilever NV ADR                                            2,352,770
      4,440 VF Corp                                                      396,825
      7,780 Willamette Industries Inc                                    257,222
      8,080 Wm Wrigley Jr Co                                             584,790
                                                                     $50,592,548

MFTG - INDUSTRIAL PRODS --- 11.8%
     23,930 3Com Corp*                                                   991,587
     53,290 Abbott Laboratories                                        3,267,316
      7,680 Air Products & Chemicals Inc                                 583,680
     15,770 Alcan Aluminium Ltd                                          450,423
     12,330 Allegheny Teledyne Inc                                       324,427
     12,130 Aluminum Company of America                                  885,490
      5,860 Alza Corp                                                    152,723
     44,980 American Home Products Corp                                3,334,142
        880 Armco Inc*                                                     5,060
      2,930 Armstrong World Industries Inc                               195,027
        220 Ball Corp                                                      7,700
     14,540 Bay Networks Inc*                                            459,827
      3,740 Bemis Company Inc                                            142,587
        880 Bethlehem Steel Corp*                                          8,800
      5,150 Case Corp                                                    308,032
     26,080 Caterpillar Inc                                            1,336,600
      6,670 Champion International Corp                                  368,097
        330 Cincinnati Milacron Inc                                        9,157
      7,180 Clorox Co                                                    502,600
      8,580 Cooper Industries Inc                                        447,232
      5,560 Cooper Tire & Rubber Co                                      117,800
     16,170 Corning Inc                                                  729,671
      3,230 Crane Co                                                     134,245
      8,890 Crown Cork & Seal Company Inc                                400,601
     17,490 Deere & Co                                                   920,411
      7,780 Dover Corp                                                   525,150
     15,780 Dow Chemical Co                                            1,432,035
     78,400 EI DuPont De Nemours & Co                                  4,459,000
     17,170 EMC Corp*                                                    961,520
      5,550 Eastman Chemical Co                                          330,919
      4,640 Ecolab Inc                                                   220,688
     10,010 Engelhard Corp                                               173,924
     13,060 Fort James Corp                                              518,312
     10,810 Goodyear Tire & Rubber Co                                    676,976
      4,140 Great Lakes Chemical Corp                                    194,580
     10,300 Guidant Corp                                                 592,250
      3,530 Harnischfeger Industries Inc                                 138,994
      6,870 Hercules Inc                                                 315,161
      8,390 ITT Industries Inc                                           264,805
     17,380 Illinois Tool Works Inc                                      854,870
     11,620 Ingersoll-Rand Co                                            452,448
        430 Inland Steel Industries Inc                                    8,439
     38,620 Kimberly-Clark Corp                                        2,005,807
      5,150 Mallinckrodt Inc                                             193,125
      3,740 Mead Corp                                                    226,270
         53 Meritor Automotive Inc*                                        1,183
      3,030 Millipore Corp                                               118,549
     28,910 Minnesota Mining & Manufacturing Co                        2,645,265
     40,940 Monsanto Co                                                1,750,185
      6,170 Moore Corporation Ltd                                         99,874
      9,800 Morton International Inc                                     323,400
         30 Nacco Industries Inc Class A                                   3,090
      4,750 Nalco Chemical Co                                            190,000
      6,160 Nucor Corp                                                   321,860
      9,800 Owens-Illinois Inc*                                          338,100
     12,440 PPG Industries Inc                                           704,415
      8,880 Pall Corp                                                    183,701
      7,875 Parker Hannifin Corp                                         329,270
     89,760 Pfizer Inc                                                 6,350,520
     35,180 Pharmacia & Upjohn Inc                                     1,116,965
      2,020 Potlatch Corp                                                100,748
     11,110 Praxair Inc                                                  483,974
      3,030 Raychem Corp                                                 274,403
      5,140 Reynolds Metals Co                                           313,216
     14,460 Rockwell International New                                   708,540
      4,340 Rohm & Haas Co                                               361,574
     50,860 Schering-Plough Corp                                       2,851,313
     12,120 Sherwin-Williams Co                                          336,330
      6,970 Sigma Aldrich Corp                                           244,821
      4,240 Snap-On Inc                                                  182,320
      6,970 Stone Container Corp Series E                                 84,072
      3,940 Temple-Inland Inc                                            226,058
      3,840 The BF Goodrich Co                                           171,118
      6,260 The Stanley Works                                            264,485
      4,540 The Timken Co                                                152,090
     36,920 Tyco International Ltd                                     1,393,730
     20,110 USX-Marathon Group                                           718,933
      6,060 USX-US Steel Group                                           206,040
      4,850 Union Camp Corp                                              262,807
      8,590 Union Carbide Corp                                           392,451
      5,060 WR Grace & Co                                                344,080
     18,900 Warner-Lambert Co                                          2,706,234
      7,170 Westvaco Corp                                                235,262
      6,760 Worthington Industries Inc                                   139,844
                                                                     $58,259,328

MINING --- 0.5%
      3,030 Asarco Inc                                                    82,946
     25,970 Barrick Gold Corp                                            533,995
     16,170 Battle Mountain Gold Co                                       99,041
      6,570 Cyprus Amax Minerals Co                                      137,556
      1,100 Echo Bay Mines Ltd                                             4,468
     13,740 Freeport-McMoran Copper & Gold Inc Class B                   328,894
     10,310 Homestake Mining Co                                          127,586
     11,720 Inco Ltd                                                     241,725
     10,913 Newmont Mining Corp                                          381,955
      4,150 Phelps Dodge Corp                                            308,656
     16,680 Placer Dome Inc                                              258,540
                                                                      $2,505,362

OIL & GAS --- 9.0%
      6,370 Amerada Hess Corp                                            391,354
     34,070 Amoco Corp                                                 3,123,776
      4,300 Anadarko Petroleum Corp                                      314,975
      6,300 Apache Corp                                                  264,600
      5,240 Ashland Inc                                                  249,880
     22,240 Atlantic Richfield Co                                      1,830,619
     11,810 Baker Hughes Inc                                             542,516
     12,220 Burlington Resources Inc                                     598,010
     45,390 Chevron Corp                                               3,764,510
      7,380 Coastal Corp                                                 443,722
     12,130 Dresser Industries Inc                                       510,976
    171,680 Exxon Corp                                                10,547,504
     17,580 Halliburton Co                                             1,048,208
      1,810 Helmerich & Payne Inc                                        146,043
      3,430 Kerr-McGee Corp                                              231,738
      3,940 McDermott International Inc                                  143,069
     54,580 Mobil Corp                                                 3,974,079
     23,150 Occidental Petroleum Corp                                    645,306
      7,380 Oryx Energy Co*                                              203,408
      3,330 Pennzoil Co                                                  246,420
     18,200 Phillips Petroleum Co                                        880,425
      6,060 Rowan Companies Inc*                                         235,583
    148,700 Royal Dutch Petroleum Co ADR                               7,825,338
         60 Santa Fe Energy Resources Inc                                    784
     34,360 Schlumberger Ltd                                           3,006,500
      5,050 Sun Company Inc                                              202,313
     36,600 Texaco Inc                                                 2,083,894
     17,690 Union Pacific Resources Group Inc                            435,616
     17,190 UnoCal Corp                                                  709,088
                                                                     $44,600,254

OTHER TRANS. SERVICES --- 0.2%
      2,730 Caliber System Inc                                           142,301
      2,620 FMC Corp*                                                    211,727
      7,980 Federal Express Corp*                                        532,665
                                                                        $886,693

RAILROADS --- 0.8%
     10,810 Burlington Northern Santa Fe Corp                          1,026,950
     15,160 CSX Corp                                                     829,055
     26,170 Norfolk Southern Corp                                        840,711
     17,180 Union Pacific Corp                                         1,052,275
                                                                      $3,748,991

RETAIL TRADE --- 5.2%
     17,190 Albertson's Inc                                              633,881
     19,020 American Stores Co                                           488,567
     10,610 Autozone Inc*                                                313,653
        880 Charming Shoppes Inc*                                          4,564
      6,870 Circuit City Stores Inc                                      273,941
     10,720 Darden Restaurants Inc                                       121,940
     15,160 Dayton Hudson Corp                                           952,230
      7,780 Dillards Inc Class A                                         298,558
     14,550 Federated Department Stores Inc*                             640,200
     11,930 Fortune Brands, Inc                                          394,430
     18,610 Gap Inc                                                      989,810
     12,635 Genuine Parts Co                                             395,627
      4,140 Giant Food Inc Class A                                       126,788
        320 Great Atlantic & Pacific Tea Company Inc                       9,820
     50,640 Home Depot Inc                                             2,816,850
     17,270 JC Penney & Company Inc                                    1,013,524
     33,960 K Mart Corp*                                                 447,831
     17,680 Kroger Co*                                                   576,810
     19,000 Limited Inc                                                  447,678
        330 Longs Drug Stores Corp                                         8,270
     12,230 Lowe's Companies Inc                                         509,074
     16,290 May Department Stores Co                                     877,624
     47,830 McDonald's Corp                                            2,143,358
      2,620 Mercantile Stores Company Inc                                154,415
      5,460 Nordstrom Inc                                                334,425
      3,840 Owens Corning                                                131,520
      4,440 Pep Boys - Manny Moe & Jack                                  111,830
      8,590 Rite Aid Corp                                                510,031
     27,090 Sears Roebuck & Co                                         1,134,394
     11,400 TJX Companies Inc                                            337,725
      7,480 Tandy Corp                                                   257,125
     20,000 Toys R Us Inc*                                               681,240
     10,617 Tricon Global Restaurants*                                   321,823
    157,040 Wal-Mart Stores Inc                                        5,516,030
     34,160 Walgreen Co                                                  960,750
      9,290 Wendy's International Inc                                    195,090
     10,510 Winn-Dixie Stores Inc                                        390,184
      9,500 Woolworth Corp*                                              180,500
                                                                     $25,702,110

SECURITIES & COMMODITIES --- 1.0%
     18,550 Charles Schwab & Company Inc                                 633,019
     23,040 Merrill Lynch & Co Inc                                     1,558,080
     40,721 Morgan Stanley Group                                       1,995,329
      7,480 Salomon Inc                                                  581,099
                                                                      $4,767,527

TELEPHONE --- 4.2%
     13,040 Alltel Corp                                                  461,290
     38,110 Ameritech Corp                                             2,477,150
     53,783 Bell Atlantic Corp                                         4,295,917
     68,850 Bellsouth Corp                                             3,257,431
     11,520 Frontier Corp                                                249,120
     66,330 GTE Corp                                                   2,814,846
     48,020 MCI Communications Corp                                    1,704,710
     63,384 SBC Communications Inc                                     4,032,807
     29,820 Sprint Corp                                                1,550,640
                                                                     $20,843,911

TRANSPORTATION EQUIPMENT --- 3.9%
     39,220 Allied-Signal Inc                                          1,411,920
     46,750 Chrysler Corp                                              1,647,937
      2,730 Cummins Engine Company Inc                                   166,358
      7,370 Dana Corp                                                    345,004
      5,450 Eaton Corp                                                   526,606
      4,440 Echlin Inc                                                   145,410
        320 Fleetwood Enterprises Inc                                      9,700
     82,800 Ford Motor Co                                              3,617,284
      4,440 General Dynamics Corp                                        360,470
     50,570 General Motors Corp Ser D                                  3,245,937
     13,440 Lockheed Martin Corp                                       1,277,633
      5,150 Navistar International Corp*                                 119,413
      4,640 Northrop Grumman Corp                                        506,920
      5,560 Paccar Inc                                                   250,545
      8,590 TRW Inc                                                      491,778
     11,520 Textron Inc                                                  665,994
     69,448 The Boeing Co                                              3,324,823
     16,280 United Technologies Corp                                   1,139,600
                                                                     $19,253,332

U.S. GOVERNMENTS --- 0.4%
     48,240 Federal Home Loan Mortgage Corp                            1,827,090
                                                                      $1,827,090

WHOLESALE TRADE -CONSUMER --- 1.9%
      7,180 Avery Dennison Corp                                          285,850
      7,600 Cardinal Health Inc                                          564,300
     14,860 Costco Companies Inc*                                        572,110
        320 Fleming Companies Inc                                          5,400
     20,110 Nike Inc Class B                                             945,170
     93,720 Procter & Gamble Co                                        6,372,960
      3,940 Reebok International Ltd*                                    145,288
      4,250 SuperValu Inc                                                155,656
     12,230 Sysco Corp                                                   489,200
                                                                      $9,535,934

TOTAL COMMON STOCK --- 99.8%                                        $491,923,171
(Cost $505,614,599)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.2%
  1,096,000 Prudential Funding Corp                                    1,095,658
                                                                      $1,095,658

TOTAL SHORT-TERM INVESTMENTS --- 0.2%                                 $1,095,658
(Cost $1,095,658)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $493,018,829
(Cost $506,710,257)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AGRICULTURE --- 0.7%
        600 Dekalb Genetics Corp Class B                                  21,525
        500 Delta & Pine Land Co                                          18,625
                                                                         $40,150

AIR --- 1.1%
        450 Air Express International Corp                                13,781
        700 Comair Holdings Inc                                           25,725
        400 Mesa Air Group Inc*                                            2,150
        300 Offshore Logistics Inc*                                        6,300
        300 Pittston Brink's Group                                         8,156
        200 Skywest Inc                                                    4,850
                                                                         $60,962

COMMUNICATIONS --- 1.0%
        300 ACC Corp*                                                     11,887
        400 Allen Group Inc*                                               7,575
        200 Commnet Cellular Inc*                                          6,925
        600 General Communication Inc Class A*                             4,500
        300 HA-LO Industries Inc*                                          8,400
        300 Metro Networks Inc*                                            9,300
        300 NTN Communications Inc*                                          581
        500 Picturetel Corp*                                               4,625
        300 TCSI Corp*                                                     2,063
                                                                         $55,856

CONSTRUCTION --- 1.3%
        200 Acme Metals Inc*                                               2,662
        400 Apogee Enterprises Inc                                         9,550
        100 Continental Homes Holding Corp                                 3,012
        400 Geon Co                                                        8,675
        400 Insituform Technologies Inc Class A*                           3,800
        300 MDC Holdings Inc                                               3,338
        800 Morrison Knudsen Corp*                                         9,400
        200 Southern Energy Homes Inc*                                     1,837
        500 Standard Pacific Corp                                          5,438
        200 The Ryland Group Inc                                           3,575
        500 Toll Brothers Inc*                                            11,063
        200 US Home Corp*                                                  7,100
                                                                         $69,450

CONSUMER SERVICES --- 7.4%
        100 Angelica Corp                                                  1,950
        700 Aztar Corp*                                                    4,987
        200 CPI Corp                                                       5,200
        200 Carmike Cinemas Inc Class A*                                   6,500
        300 Central Parking Corp                                          16,387
      2,700 Cineplex Odeon Corp*                                           3,712
        500 Coventry Corp*                                                 6,968
        500 DeVry Inc*                                                    13,187
        400 Enzo Biochem Inc*                                              6,800
        300 Franklin Covey Co*                                             6,731
        300 G&K Services Inc Class A                                      10,800
        100 GC Companies Inc*                                              4,300
        500 Genesis Health Ventures Inc*                                  12,250
        100 Global Motorsport Group Inc*                                   1,525
        400 Grancare Inc*                                                  4,500
        600 Grand Casinos Inc*                                             8,062
        300 Hollywood Park Inc*                                            5,625
        200 Insurance Auto Actions Inc*                                    2,350
        632 Integrated Health Services Inc                                20,066
        600 Interim Services Inc*                                         15,712
        400 Lincare Holdings Inc*                                         21,450
        300 Living Centers of America Inc*                                12,094
        400 Magellan Health Services Inc*                                 11,525
        400 Mariner Health Group Inc*                                      5,875
        400 National Auto Credit Inc*                                      2,975
        500 North American Vaccine Inc*                                   12,563
        700 Orthodontic Centers of America Inc*                           12,118
        800 Phycor Inc*                                                   18,450
        400 Players International Inc*                                     1,400
        500 Primadonna Resorts Inc*                                        8,750
        600 Prime Hospitality Corp*                                       12,225
        500 Regal Cinemas Inc*                                            11,500
        300 Regis Corp                                                     7,200
        500 Renal Care Group Inc*                                         16,750
        400 Renal Treatment Centers Inc*                                  13,275
        700 Rollins Truck Leasing Corp                                    11,638
        400 Sequus Pharmaceuticals Inc*                                    3,600
        200 Showboat Inc                                                   3,975
        300 Sierra Health Services Inc*                                   11,081
        300 The Marcus Corp                                                8,400
        500 Universal Health Services Inc Class B*                        22,031
        500 Westwood One Inc*                                             15,344
                                                                        $401,831

CREDIT INSTITUTIONS --- 5.31%
        400 Astoria Financial Corp                                        20,900
        300 Commercial Federal Corp                                       14,550
        300 Cullen/Frost Bankers Inc                                      15,150
        600 Deposit Guaranty Corp                                         22,125
        400 First Commercial Corp                                         19,800
        200 FirstBank Puerto Rico                                          6,725
      1,000 FirstMerit Corp                                               25,500
        400 Magna Group Inc                                               15,800
        600 Provident Financial Group Inc                                 27,600
        500 Riggs National Corp                                           11,500
        450 St Paul Bancorp Inc                                           10,800
        700 TCF Financial Corp                                            39,813
        200 US Trust Corp                                                 11,700
        300 Whitney Holding Corp                                          14,850
        800 Zions Bancorp                                                 31,100
                                                                        $287,913

ELECTRIC --- 1.5%
        100 Bangor Hydro Electric Co                                         606
        300 Central Hudson Gas & Electric Corp                            10,631
        200 Central Vermont Public Service Corp                            2,675
        300 Commonwealth Energy System Co                                  8,587
        300 Eastern Utilities Associates                                   6,337
        200 Energen Corp                                                   7,237
        100 Green Mountain Power Corp                                      1,794
        100 Interstate Power Co                                            3,163
        200 Orange & Rockland Utilities Inc                                7,162
        200 Pennsylvania Enterprises Inc                                   5,300
        500 Sierra Pacific Resources                                      15,219
        200 TNP Enterprises Inc                                            5,075
        200 United Illuminating Co                                         7,800
                                                                         $81,586

ELECTRONICS - HIGH TECH --- 14.2%
        300 ADAC Laboratories*                                             5,850
        200 Alliant Techsystems Inc*                                      11,900
        200 Amtech Corp*                                                     800
        700 Anixter International Inc*                                    13,212
        400 Applied Magnetics Corp*                                        9,200
        700 Aspect Telecommunications Corp*                               16,800
        400 Auspex Systems Inc*                                            4,650
        400 Baldor Electric Co                                            11,700
        400 Ballard Medical Products Co                                    9,025
        200 Benchmark Electronics Inc*                                     4,987
        500 Boston Technology Inc*                                        13,562
        200 Broadband Technolgies Inc*                                     1,231
        100 C COR Electronics Inc*                                         1,600
        600 C-Cube Microsystems Inc*                                      14,250
        200 California Microwave Inc*                                      3,212
        100 Centigram Communications Corp*                                 1,662
        600 Checkpoint Systems Inc                                         9,600
        300 Chips & Technologies Inc*                                      4,762
        200 Circon Corp*                                                   3,150
        600 Cognex Corp*                                                  16,050
        200 Coherent Inc*                                                  7,800
        100 Collagen Corp                                                  1,975
        300 Comverse Technology Inc*                                      12,375
        300 Cyrix Corp*                                                    8,850
        400 Dallas Semiconductor Corp                                     19,550
        300 Daniel Industries Inc                                          6,037
        200 Digi International Inc*                                        3,025
        200 Digital Microwave Corp*                                        7,200
        200 Dionex Corp*                                                   9,975
        200 Electro Scientific Industries Inc*                             9,700
        300 Electroglas Inc*                                               5,700
        200 Envoy Corp*                                                    5,600
        300 Etec Systems Inc*                                             13,387
        200 Fluke Corp                                                     4,812
        900 Geotek Communications Inc*                                     3,262
        300 Gulf South Medical Supply Inc*                                 9,900
        200 Hadco Corp*                                                   11,075
        100 Harmon Industries Inc                                          2,712
        200 Hologic Inc*                                                   5,125
        700 Input/Output Inc*                                             18,768
        200 Integrated Circuit Systems Inc*                                6,850
        800 International Rectifier Corp*                                 10,950
        200 Intervoice Inc*                                                1,875
        400 Invacare Corp                                                  9,200
        300 Juno Lighting Inc                                              5,400
        600 Kemet Corp*                                                   13,050
        800 Komag Inc*                                                    13,850
        200 Kuhlman Corp                                                   6,975
        300 Lattice Semiconductor Corp*                                   15,019
        300 Marshall Industries*                                          10,519
        400 Mentor Corp                                                   14,575
        500 Methode Electronics Inc Class A                                9,875
        200 National Computer Systems Inc                                  7,600
        300 Network Equipment Technologies Inc*                            5,100
        300 Oak Industries Inc*                                            8,606
        800 P-Com Inc*                                                    16,100
        200 Pacific Scientific Co                                          2,925
        200 Park Electrochemical Corp                                      5,675
        200 Plexus Corp*                                                   5,950
        700 Read-Rite Corp*                                               13,913
        300 Resound Corp*                                                  1,650
        300 Respironics Inc*                                               8,438
        100 Rival Co                                                       1,550
        400 Royal Appliance Manufacturing Co*                              3,150
        400 Safeskin Corp*                                                18,150
        300 Sanmina Corp*                                                 22,425
        200 Spacelabs Inc*                                                 4,425
        200 Speedfam International Inc*                                    7,425
        200 Standard Microsystems Corp*                                    2,312
        500 Steris Corp*                                                  19,875
        500 Summit Technology Inc*                                         4,156
        300 Sunrise Medical Inc*                                           4,631
        200 Symmetricom Inc*                                               3,062
        300 Tecnol Medical Products Inc*                                   6,450
        200 Thomas Industries Inc                                          6,000
        100 Three Five Systems Inc*                                        2,075
        400 Tracor Inc*                                                   10,700
        300 Trimble Navigation Ltd*                                        6,075
        800 Unitrode Corp*                                                21,450
        700 VLSI Technology Inc*                                          20,738
        300 Valence Technology Inc*                                        2,438
        700 Vanstar Corp*                                                  9,143
        600 Vicor Corp*                                                   19,350
        200 Visx Inc*                                                      4,575
        200 Vital Signs Inc                                                3,875
        450 Vitesse Semiconductor Corp*                                   19,519
        100 Watkins Johnson Co                                             3,100
        300 X-Rite Inc                                                     5,813
        400 Zebra Technologies Corp Class A*                              12,500
        300 Zilog Inc*                                                     5,719
        100 Zoll Medical Corp*                                               625
                                                                        $769,432

ENVIRONMENTAL SERVICES --- 0.1%
        400 OHM Corp*                                                      3,450
        200 Tetra Technologies Inc*                                        4,612
                                                                          $8,062

GAS --- 2.3%
        400 Atmos Energy Corp                                             10,100
        200 Cascade Natural Gas Corp                                       3,337
        100 Connecticut Energy Corp                                        2,419
        400 KCS Energy Inc                                                10,525
        500 KN Energy Inc                                                 21,750
        300 New Jersey Resources Corp                                      9,713
        300 Northwest Natural Gas Co                                       7,388
        400 Piedmont Natural Gas Company Inc                              11,200
        500 Pogo Producing Co                                             18,094
        300 Public Service Company of North Carolina Inc                   6,056
        400 Southwest Gas Corp                                             7,525
        400 Southwestern Energy Co                                         4,850
        300 Wicor Inc                                                     12,938
                                                                        $125,895

HOLDING & INVEST. OFFICES --- 2.25%
        400 Centura Banks Inc                                             23,150
        200 Cilcorp Inc                                                    8,175
        300 Coast Savings Financial Inc*                                  17,606
        200 Eaton Vance Corp                                               7,225
        100 JSB Financial Inc                                              4,819
        600 Keystone Financial Inc                                        20,625
        200 Onbancorp Inc                                                 12,987
        400 Pioneer Group Inc                                             12,000
      1,340 Sovereign Bancorp Inc                                         23,785
                                                                        $122,197

INDUSTRIAL SERVICES --- 7.8%
        300 ABM Industries Inc                                             8,137
        800 Acxiom Corp*                                                  13,150
        600 Advanced Tissue Sciences Inc*                                  8,362
        400 Advo Inc*                                                      8,975
        600 American Management Systems Inc*                              12,975
        300 Analysts International Corp                                   13,537
        300 Billing Information Concepts*                                 11,775
        400 Bisys Group Inc*                                              12,450
        300 Boole & Babbage Inc*                                           8,700
        300 Broderbund Software Inc*                                       8,700
        300 CDI Corp*                                                     11,775
        500 Cerner Corp*                                                  12,125
        400 Ciber Inc*                                                    17,700
        300 Dames & Moore Inc                                              3,731
        300 Dialogic Corp*                                                12,375
        200 Fair Isaac & Co Inc                                            8,687
        300 Figgie International Inc Class A*                              4,012
        200 Filenet Corp*                                                  4,500
        300 Hyperion Software Corp*                                       11,437
        300 ImmuLogic Pharmaceutical Corp*                                   863
        200 Itron Inc*                                                     4,100
        300 Jack Henry & Associates Inc                                    7,725
      1,000 Keane Inc*                                                    29,625
        200 Mail Boxes Etc*                                                5,525
        300 NFO Research Inc*                                              5,400
        400 National Data Corp                                            14,775
        700 Network General Corp*                                         14,175
        400 Norrell Corp                                                  11,650
        300 Perseptive Biosystems Inc*                                     3,300
        300 Platinum Software Corp*                                        3,113
        900 Platinum Technology Inc*                                      21,825
        400 Primark Corp*                                                 12,000
        200 Progress Software Corp*                                        4,275
        700 S3 Inc*                                                        6,213
        300 SEI Investments Companies                                     12,769
        600 Sterling Software Inc*                                        20,475
        200 Stone & Webster Inc                                            9,275
        600 System Software Associates Inc*                                7,050
        400 True North Communications Inc                                  9,100
        300 United States Bioscience Inc*                                  3,056
        500 Vantive Corp*                                                 12,625
        300 Viewlogic Systems Inc*                                         7,275
        100 Wall Data Inc*                                                 1,638
                                                                        $420,930

INSURANCE --- 4.8%
        300 Allied Group Inc                                              14,175
        600 American Bankers Insurance Group Inc                          22,425
        200 Arthur J Gallagher & Co                                        7,000
        300 CMAC Investment Corp                                          16,406
        200 Capital RE Corp                                               11,787
        200 Compdent Corp*                                                 4,137
        300 Enhance Financial Services Group Inc                          15,844
        200 Executive Risk Inc                                            13,175
        200 Fidelity National Financial Inc                                4,350
        200 First American Financial Corp                                 12,050
        400 Fremont General Corp                                          18,650
        400 Frontier Insurance Group Inc                                  13,475
        200 Hilb Rogal & Hamilton Co                                       3,625
        200 Life Re Corp                                                  11,025
        600 Mutual Risk Management Ltd                                    15,562
        400 Orion Capital Corp                                            18,000
        500 Protective Life Corp                                          26,438
        200 Selective Insurance Group Inc                                 10,825
        150 Trenwick Group Inc                                             5,231
        200 Washington National Corp                                       6,512
        300 Zenith National Insurance Corp                                 8,400
                                                                        $259,092

MFTG - CONSUMER PRODS. --- 9.1%
        200 Ashworth Inc*                                                  1,987
        300 Authentic Fitness Corp                                         5,250
        200 Bassett Furniture Industries Inc                               5,600
        300 Bowne & Company Inc                                           10,462
        300 Brown Group Inc                                                4,537
        300 Buckeye Cellulose Corp*                                       12,450
        500 Canandaigua Wine Company Inc Class B*                         24,812
        300 Catalina Marketing Corp*                                      13,706
        700 Champion Enterprises Inc*                                     12,293
        800 Chiquita Brands International Inc                             13,450
        100 Coca-Cola Bottling Co                                          5,950
        400 Cone Mills Corp*                                               3,475
        200 Cyrk Inc*                                                      2,550
        400 Delta Woodside Industries Inc                                  2,525
        200 Designs Inc*                                                     875
        600 Dimon Inc                                                     15,562
        400 Earthgrains Co                                                16,450
        400 Ethan Allen Interiors Inc                                     14,175
        100 Fieldcrest Cannon Inc*                                         3,344
        200 Galey & Lord Inc*                                              3,675
        300 Galoob (Lewis) Toys Inc*                                       3,956
        100 GoodMark Foods Inc                                             1,650
        300 Guilford Mills Inc                                             7,162
        500 Gymboree Corp*                                                12,125
        100 Haggar Corp                                                    1,537
        500 Hartmarx Corp*                                                 4,375
        200 Innovex Inc                                                    5,162
        300 Interface Inc Class A                                          8,663
        100 J&J Snack Foods Corp*                                          1,700
        200 Johnston Industries Inc                                        1,162
        500 Just For Feet Inc*                                             7,406
        400 Justin Industries Inc                                          5,225
        100 K-Swiss Inc                                                    1,638
        300 K2 Inc                                                         7,594
        300 Kellwood Co                                                   10,369
        300 La-Z-Boy Chair Co                                             11,213
        300 Lydall Inc*                                                    6,150
        200 Merrill Corp                                                   4,475
        500 Mohawk Industries Inc*                                        15,375
        300 Nature's Sunshine Products Inc                                 6,938
        200 New England Business Service Inc                               5,825
        700 Oakwood Homes Corp                                            18,418
        200 Oshkosh B'Gosh Inc Class A                                     6,100
        100 Oxford Industries Inc                                          3,475
        100 Penwest Ltd                                                    3,750
        200 Pharmaceutical Marketing Services Inc*                         2,237
        400 Phillips Van-Heusen Corp                                       5,700
        200 Pillowtex Corp                                                 5,450
        100 Plenum Publishing Corp                                         5,125
        500 Schweitzer-Mauduit International Inc                          21,063
        600 Smithfield Foods Inc*                                         17,925
        400 Sola International Inc*                                       13,650
        700 Stride Rite Corp                                               8,225
        100 Swiss Army Brands Incorporated*                                1,075
        200 The Dixie Group Inc.*                                          2,375
        200 The Timberland Co Class A*                                    14,425
        400 Titan International Inc                                        8,300
        400 Tultex Corp*                                                   2,000
        200 USA Detergents Inc*                                            2,100
        300 Universal Forest Products Inc                                  4,500
        600 Valassis Communications Inc*                                  17,700
        600 Wolverine World Wide Inc                                      13,200
        600 World Color Press Inc*                                        15,187
                                                                        $494,808

MFTG - INDUSTRIAL PRODS --- 15.98%
        300 AT Cross Co Class A                                            3,037
        500 Alliance Pharmaceutical Corp*                                  5,000
        350 Alpharma Inc Class A                                           7,722
        100 Amcast Industrial Corp                                         2,537
        400 Applied Power Inc Class A                                     24,750
        300 Aptargroup Inc                                                16,481
        200 Astec Industries Inc*                                          3,400
        400 BMC Industries Inc                                            12,875
        300 Banctec Inc*                                                   6,862
        400 Belden Inc                                                    13,700
        200 Bell Sports Corp*                                              1,850
        800 Bio-Technology General Corp*                                   9,800
        400 Birmingham Steel Corp                                          6,650
        500 Blount International Inc Class A                              26,281
        100 Butler Manufacturing Co                                        3,387
        400 COR Therapeutics Inc*                                          8,925
        200 Cambrex Corp                                                   9,587
        660 Camco International Inc                                       47,685
        400 Caraustar Industries Inc                                      13,750
        400 Cephalon Inc*                                                  4,650
        100 Chemed Corp                                                    4,050
        300 Chemfirst Inc                                                  7,575
        200 Clarcor Inc                                                    5,737
        200 Commonwealth Industries Inc                                    3,525
        300 Cygnus Inc*                                                    6,900
        300 Dynatech Corp*                                                10,237
        600 Fedders Corp                                                   3,600
        200 Flow International Corp*                                       2,100
        400 Gerber Scientific Inc                                          8,300
        300 Global Industries Technologies Inc*                            5,119
        200 Greenfield Industries Inc                                      7,575
        400 Griffon Corp*                                                  6,325
        200 Handy & Harman                                                 5,087
        200 Hauser Inc*                                                    1,425
        600 ICN Pharmaceuticals Inc                                       28,875
        600 IDEXX Laboratories Inc*                                        9,525
        200 IMCO Recycling Inc                                             3,637
        300 Immune Response Corp*                                          3,206
        100 Insteel Industries Inc                                           763
        204 Intermagnetics General Corp*                                   1,913
        400 Intermet Corp                                                  7,700
        200 Ionics Inc*                                                    7,662
        700 JLG Industries Inc                                             8,881
        100 Kronos Inc*                                                    2,900
        500 Kulicke & Soffa Industries Inc*                               12,875
        200 LSB Industries Inc                                               887
        300 Lilly Industries Inc Class A                                   5,681
        150 Lindsay Manufacturing Co                                       6,506
        600 Liposome Company Inc*                                          3,300
        200 Lone Star Industries Inc                                      10,987
        200 MacDermid Inc                                                 14,600
        200 Material Sciences Corp*                                        2,975
        200 McWhorter Technologies Inc*                                    5,162
        300 Medimmune Inc*                                                11,963
        200 Medusa Corp                                                    8,450
        800 Microchip Technology Inc*                                     31,900
        400 Mississippi Chemical Corp                                      7,350
        300 Modecular Biosystems Inc*                                      3,000
        300 Mosinee Paper Corp                                             8,475
        300 Mueller Industries Inc*                                       13,256
        500 Mycogen Corp*                                                 10,625
        330 Myers Industries Inc                                           5,795
        300 NBTY Inc*                                                      6,581
        100 Nashua Corp*                                                   1,363
        400 Northwestern Steel and Wire Co*                                1,425
        400 Novellus Systems Inc*                                         17,800
        300 Noven Pharmaceuticals Inc*                                     2,138
        200 O'Sullivan Corp                                                2,100
        200 Paragon Trade Brands Inc*                                      3,812
        700 Paxar Corp*                                                   11,900
        200 Photronics Inc*                                                8,575
        200 Pope & Talbot Inc                                              3,325
        200 Protein Design Labs Inc*                                       9,975
        100 Quaker Chemical Corp                                           1,819
        200 Quanex Corp                                                    5,525
        100 RailTex Inc*                                                   1,613
        300 Regal-Beloit Corp                                              8,063
        400 Regeneron Pharmaceuticals Inc*                                 4,175
        220 Republic Group Inc                                             4,125
        300 Robbins & Myers Inc                                           11,363
        300 Roberts Pharmaceutical Corp*                                   3,000
        400 Roper Industries Inc                                          10,675
        300 Russ Berrie & Company Inc                                      8,175
        200 SPS Technologies Inc*                                          9,250
        300 SciClone Pharmaceuticals Inc*                                  1,481
        300 Scotts Co Class A*                                             8,025
        300 Shorewood Packaging Corp*                                      7,425
        200 Standex International Corp                                     7,000
        200 Steel Technologies Inc                                         2,300
        400 Sturm Ruger Company Inc                                        7,525
        400 TXI Corp*                                                     18,975
        200 Telxon Corp                                                    5,150
        300 The Manitowoc Company Inc                                      9,094
        300 TheraTech Inc*                                                 3,150
        300 Thomas Nelson Inc                                              3,488
        200 Toro Co                                                        8,550
        200 Tredegar Industries Inc                                       13,975
        300 Tseng Labs Inc*                                                  675
        400 Ultratech Stepper Inc*                                        10,900
        400 Valmont Industries Inc                                         9,150
        300 Vertex Pharmaceuticals Inc*                                    8,850
        200 WD-40 Co                                                       5,750
        400 WH Brady Co Class A                                           12,800
        400 WHX Corp*                                                      5,325
        100 Walbro Corp                                                    2,075
        200 Whittaker Corp*                                                2,112
        400 Williams Industries Inc                                        9,725
        200 Wolverine Tube Inc*                                            6,200
        200 Wynn's International Inc                                       6,787
        300 Xircom Inc*                                                    3,000
        200 Zero Corp                                                      5,375
                                                                        $866,972

MINING --- 0.7%
        300 AMCOL International Corp                                       6,187
        300 Coeur D'Alene Mines Co*                                        3,112
        200 Dravo Corp*                                                    2,100
        400 Getchell Gold Corp*                                           14,400
        500 Glamis Gold Ltd                                                2,500
        800 Helca Mining Co*                                               4,100
        300 Stillwater Mining Co*                                          6,225
                                                                         $38,624

OIL & GAS --- 4.4%
        400 Benton Oil & Gas Co*                                           8,050
        300 Box Energy Corp*                                               2,119
        300 Cabot Oil & Gas Corp                                           7,200
        300 Cross Timbers Oil Co                                           8,006
        500 Devon Energy Corp                                             22,375
        300 HS Resources Inc*                                              5,287
        800 Monterey Resources Inc                                        15,950
        500 Newfield Exploration Co*                                      13,563
        400 Oceaneering International Inc*                                 9,925
        300 Plains Resources Inc*                                          6,000
        300 Pool Energy Services Co*                                      10,181
        900 Pride International Inc*                                      29,700
      1,500 Santa Fe Energy Resources Inc                                 19,593
        200 Seitel Inc*                                                    9,425
        500 Snyder Oil Corp                                               11,063
        100 St Mary Land & Exploration Co                                  4,075
        600 Tuboscope Vetco International Corp*                           19,050
        500 United Meridian Corp*                                         16,969
        800 Vintage Petroleum Inc                                         18,300
        100 Wiser Oil Co                                                   1,706
                                                                        $238,537

OTHER TRANS. SERVICES --- 1.7%
        500 American Freightways Corp*                                     7,750
        300 Arkansas Best Corp*                                            3,450
        400 Expeditors International of Washington Inc                    14,700
        500 Fritz Companies Inc*                                           6,906
        300 Frozen Food Express Industries Inc                             2,775
        500 Heartland Express Inc*                                        13,750
        200 Landstar System Inc*                                           5,000
        200 MS Carriers Inc*                                               5,069
        300 Rural/Metro Corp*                                             10,425
        300 USFreightways Corp                                             9,713
        600 Werner Enterprises Inc                                        14,550
                                                                         $94,088

REAL ESTATE --- 0.6%
        400 Amresco Inc*                                                  12,550
        200 CCB Financial Corp                                            18,200
                                                                         $30,750

RETAIL TRADE --- 8.5%
        500 Applebees International Inc                                   11,093
        600 Arbor Drugs Inc                                               16,050
        200 Au Bon Pain Inc*                                               1,900
        100 Bertuccis Inc*                                                   625
        600 Bombay Company Inc*                                            3,637
        300 Books-A-Million Inc*                                           1,875
        200 Builders Material Holding Corp*                                2,500
        500 CKE Restaurants Inc                                           19,968
        200 Carson Pirie Scott & Co*                                       9,637
        400 Caseys General Stores Inc                                      9,650
        400 Cash America International Inc                                 4,725
        400 Cato Corp Class A                                              3,425
        200 Cheesecake Factory Inc*                                        6,300
        300 Consolidated Products Inc*                                     5,775
        100 Danmark International Inc*                                     1,162
        300 Discount Auto Parts Inc*                                       6,281
        400 Eagle Hardware & Garden Inc*                                   6,800
        300 Express Scripts Inc*                                          16,912
        300 Fabri-Centers of America Inc Class A*                          6,487
        300 Filenes Basement Corp*                                         2,212
        600 Foodmaker Inc*                                                 9,862
        500 Footstar Inc*                                                 13,593
        200 Gottschalks Inc*                                               1,625
        500 Hancock Fabrics Inc                                            6,781
        100 IHOP Corp*                                                     3,375
        200 J Baker Inc                                                    1,450
        400 Jan Bell Marketing Inc*                                        1,175
        500 Landrys Seafood Restaurant Co*                                14,000
        300 Lechters Corp*                                                 1,631
        100 Lillian Vernon Corp                                            1,613
        400 Luby's Cafeterias Inc                                          7,975
        400 Michaels Stores Inc*                                          12,025
        400 O'Reilly Automotive Inc*                                       9,750
      1,050 Pier 1 Imports Inc                                            19,163
      1,000 Proffitts Inc*                                                28,687
        800 Ross Stores Inc                                               29,900
        300 Ruby Tuesday Inc*                                              8,156
        800 Ryan's Family Steak Houses Inc*                                6,900
        200 SPX Corp                                                      13,050
        700 Shoney's Inc*                                                  3,281
        500 Shopko Stores Inc*                                            12,531
        300 Showbiz Pizza Time Inc*                                        6,375
        200 Sonic Corp*                                                    5,150
        300 St John Knits Inc                                             12,056
        300 Stein Mart Inc*                                                8,775
        400 TCBY Enterprises Inc                                           2,500
        300 TJ International Inc                                           6,900
        200 Taco Cabana Inc*                                               1,000
        300 The Dress Barn Inc*                                            7,612
        500 The Men's Wearhouse Inc*                                      19,375
        500 The Sports Authority Inc*                                      9,469
        500 Triarc Companies Inc Class A*                                 11,313
        300 Whole Foods Market Inc*                                       11,775
        400 Williams-Sonoma Inc*                                          16,050
                                                                        $461,887

SECURITIES & COMMODITIES --- 1.6%
        420 Downey Financial Corp                                         11,025
        200 Interra Financial Inc                                         11,025
        400 Legg Mason Inc                                                19,625
        300 Piper Jaffray Companies Inc                                    7,519
        600 Quick & Reilly Group Inc                                      21,825
        450 Raymond James Financial Inc                                   13,500
                                                                         $84,519

TELEPHONE --- 0.4%
      1,000 Tel-Save Holdings Inc*                                        21,500
                                                                         $21,500

TRANSPORTATION EQUIPMENT --- 2.2%
        200 AAR Corp                                                       7,162
        300 AO Smith Corp                                                 12,431
        400 Arctic Cat Inc                                                 4,700
        300 BE Aerospace Inc*                                              8,437
        500 Breed Technologies Inc                                        11,031
        500 Gentex Corp*                                                  12,250
        200 Huffy Corp                                                     3,162
        500 Orbital Sciences Corp*                                        12,188
        300 Simpson Industries Inc                                         3,563
        200 Skyline Corp                                                   5,800
        200 Spartan Motors Inc                                             1,387
        200 Standard Motor Products Inc                                    4,375
        300 Standard Products Co                                           8,063
        100 Thor Industries Inc                                            2,894
        300 Wabash National Corp                                           8,963
        400 Winnebago Industries Inc                                       3,025
        400 Yellow Corp*                                                  10,975
                                                                        $120,406

WATER --- 0.9%
        100 Aquarion Co                                                    2,825
        100 Consumers Water Co                                             1,825
        300 Halter Marine Group Inc*                                      15,694
        400 Kirby Corp*                                                    7,900
        300 Philadelphia Suburban Corp                                     6,769
        100 Southern California Water Co                                   2,194
        600 United Water Resources Inc                                     9,937
                                                                         $47,144

WHOLESALE TRADE - INDL --- 1.6%
        200 AM Castle & Co                                                 4,812
        300 Applied Industrial Technology Inc                              8,719
        500 Barrett Resources Corp*                                       17,593
        120 Bell Industries Inc*                                           1,927
        200 MicroAge Inc*                                                  4,400
        600 Nautica Enterprises Inc*                                      15,975
        300 OM Group Inc                                                  11,325
        300 Patterson Dental Co*                                          12,000
        300 Pioneer Standard Electronics Inc                               4,913
        400 TBC Corp*                                                      4,100
                                                                         $85,764

WHOLESALE TRADE -CONSUMER --- 2.4%
        200 Commercial Metals Co                                           6,450
        300 Fisher Scientific International Inc                           13,800
        300 Hughes Supply Inc                                             10,462
        300 Kaman Corp Class A                                             5,438
        400 Kent Electronics Corp*                                        13,975
        200 Nash Finch Co                                                  4,025
        500 Owens & Minor Inc                                              7,000
        400 Rexel Inc*                                                     8,950
        700 Richfood Holdings Inc                                         16,888
        400 Rykoff-Sexton Inc                                              8,600
        100 Syncor International Corp*                                     1,575
        700 Tech Data Corp*                                               31,150
                                                                        $128,313

TOTAL COMMON STOCK --- 100.0%                                         $5,424,843
(Cost $4,617,270)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                               $5,424,843
(Cost $4,617,270)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 60.9%
    150,000 American Express Credit Corp                                 148,284
    150,000 Ford Motor Credit Co                                         149,542
    150,000 Prudential Funding Corp                                      149,929
    400,000 Student Loan Marketing Association                           400,267
    850,000 Student Loan Marketing Association                           849,481
    150,000 TransAmerica Financial Corp                                  149,218
                                                                      $1,846,721

ELECTRIC --- 4.9%
    150,000 Baltimore Gas & Electric Co                                  148,671
                                                                        $148,671

ELECTRONICS - HIGH TECH --- 9.8%
    150,000 General Electric Co                                          148,625
    150,000 Sharp Electronics Corp                                       149,218
                                                                        $297,843

HOLDING & INVEST. OFFICES --- 4.9%
    150,000 American General Finance Corp                                149,634
                                                                        $149,634

RETAIL TRADE --- 4.9%
    150,000 Wal-Mart Stores Inc                                          149,791
                                                                        $149,791

SECURITIES & COMMODITIES --- 9.8%
    150,000 Bear Stearns Companies Inc                                   150,000
    150,000 Merrill Lynch & Co Inc                                       145,914
                                                                        $295,914

TELEPHONE --- 4.8%
    150,000 American Telephone & Telegraph Co                            145,943
                                                                        $145,943

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $3,034,517
(Cost $3,034,517)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $3,034,517
(Cost $3,034,517)


The Orchard Series Fund

Orchard Preferred Stock Fund

PREFERRED STOCK

CREDIT INSTITUTIONS --- 22.9%
      7,400 Bankers Trust New York Corp                                  200,725
      6,800 Fleet Financial Group Inc                                    181,472
      7,300 Household International Inc                                  208,962
      3,500 JP Morgan & Company Inc                                      190,750
      6,800 MBNA Corp                                                    179,772
                                                                        $961,681

ELECTRIC --- 25.3%
      1,500 Baltimore Gas & Electric Co                                  163,500
      1,600 Duke Power Co                                                163,200
      1,400 Florida Power & Light Co                                     152,600
      1,800 Pennsylvania Power & Light Co                                189,900
      2,000 South Carolina Electric & Gas                                212,000
      1,700 Southern California Edison Co                                184,025
                                                                      $1,065,225

ELECTRONICS - HIGH TECH --- 4.4%
      6,700 International Business Machines Corp                         185,087
                                                                        $185,087

FINANCIAL SERVICES --- 13.4%
      7,000 Comdisco Inc                                                 182,434
      7,000 First Maryland Bancorp                                       181,125
      7,500 Republic New York Corp                                       198,750
                                                                        $562,309

HOLDING & INVEST. OFFICES --- 4.3%
      7,000 Chase Manhattan Corp                                         179,375
                                                                        $179,375

INSURANCE --- 8.2%
      3,100 Travelers Group Inc                                          155,775
      7,300 WR Berkley Corp                                              188,428
                                                                        $344,203

SECURITIES & COMMODITIES --- 12.8%
      7,000 Bear Stearns Companies Inc                                   178,934
      5,300 Merrill Lynch & Co Inc                                       165,291
      7,600 Morgan Stanley Group                                         193,321
                                                                        $537,546

TRANSPORTATION EQUIPMENT --- 8.7%
      6,500 Ford Motor Co                                                185,250
      6,900 General Motors Corp Ser D                                    181,988
                                                                        $367,238

TOTAL PREFERRED STOCK --- 100.0%                                      $4,202,664
(Cost $4,136,443)

TOTAL ORCHARD PREFERRED STOCK FUND --- 100.0%                         $4,202,664
(Cost $4,136,443)